Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Janus Investment Fund
Entity Central Index Key	0000277751
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000083514 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	American Cancer Society Support – Class D Shares
Trading Symbol	ACDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support – Class D Shares/ACDXX)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Government Money Market Fund (American Cancer Society Support – Class D Shares/ACDXX)	4.36%	2.48%	1.59%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 427,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 600,000
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$427M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.6M

Holdings [Text Block]	What did the Fund invest in? Asset Allocation (% of net assets)
Repurchase Agreements	49.8
U.S. Government Agency Notes	36.3
Variable Rate Demand Notes	14.1
Other	(0.2)

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the annual rate the Fund compensates Janus Henderson Investors changed from 0.36% to 0.20%, of average daily net assets for providing certain administration services including, but not limited to, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. Effective December 9, 2024, Janus Henderson Investors has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.33%, for at least a one-year period through December 31, 2025.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the annual rate the Fund compensates Janus Henderson Investors changed from 0.36% to 0.20%, of average daily net assets for providing certain administration services including, but not limited to, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. Effective December 9, 2024, Janus Henderson Investors has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.33%, for at least a one-year period through December 31, 2025.

C000254996 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	American Cancer Society Support - Class I Shares
Trading Symbol	ACJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of December 9, 2024 (inception date) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class I Shares/ACJXX)*	$11	0.20%**
*	Period from December 9, 2024 (inception date) through June 30, 2025 for Class I shares.
**	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 11	[1]
Expense Ratio, Percent	0.20%	[1],[2]
Expenses Short Period Footnote [Text Block]	Period from December 9, 2024 (inception date) through June 30, 2025 for Class I shares.
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception (12/9/24)
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class I Shares/ACJXX)	2.35%

Performance Inception Date	Dec. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Dec. 09, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 427,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 600,000
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$427M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.6M

Holdings [Text Block]	What did the Fund invest in? Asset Allocation (% of net assets)
Repurchase Agreements	49.8
U.S. Government Agency Notes	36.3
Variable Rate Demand Notes	14.1
Other	(0.2)

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective December 9, 2024, Janus Henderson Investors has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20%, for at least a one-year period commencing on December 9, 2024.

Material Fund Change Expenses [Text Block]
Effective December 9, 2024, Janus Henderson Investors has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20%, for at least a one-year period commencing on December 9, 2024.

C000254997 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	American Cancer Society Support - Class N Shares
Trading Symbol	ACOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of October 18, 2024 (inception date) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class N Shares/ACOXX)*	$14	0.20%**
*	Period from October 18, 2024 (inception date) through June 30, 2025 for Class N shares.
**	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 14	[3]
Expense Ratio, Percent	0.20%	[3],[4]
Expenses Short Period Footnote [Text Block]	Period from October 18, 2024 (inception date) through June 30, 2025 for Class N shares.
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	Since Inception (10/18/24)
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class N Shares/ACOXX)	3.01%

Performance Inception Date	Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Dec. 09, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 427,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 600,000
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$427M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.6M

Holdings [Text Block]	What did the Fund invest in? Asset Allocation (% of net assets)
Repurchase Agreements	49.8
U.S. Government Agency Notes	36.3
Variable Rate Demand Notes	14.1
Other	(0.2)

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective December 9, 2024, Janus Henderson Investors has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20%, for at least a one-year period through December 31, 2025.

Material Fund Change Expenses [Text Block]
Effective December 9, 2024, Janus Henderson Investors has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.20%, for at least a one-year period through December 31, 2025.

C000028921 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	American Cancer Society Support – Class T Shares
Trading Symbol	ACTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support – Class T Shares/ACTXX)	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Government Money Market Fund (American Cancer Society Support – Class T Shares/ACTXX)	4.26%	2.45%	1.57%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 427,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 600,000
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$427M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.6M

Holdings [Text Block]	What did the Fund invest in? Asset Allocation (% of net assets)
Repurchase Agreements	49.8
U.S. Government Agency Notes	36.3
Variable Rate Demand Notes	14.1
Other	(0.2)

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the annual rate the Fund compensates Janus Henderson Investors changed from 0.38% to 0.28% of average daily net assets for providing certain administration services including, but not limited to, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. Effective December 9, 2024, Janus Henderson Investors has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.46%, for at least a one-year period through December 31, 2025.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the annual rate the Fund compensates Janus Henderson Investors changed from 0.38% to 0.28% of average daily net assets for providing certain administration services including, but not limited to, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody. Effective December 9, 2024, Janus Henderson Investors has contractually agreed to waive and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.46%, for at least a one-year period through December 31, 2025.

C000077664 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class A Shares
Trading Symbol	JHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class A Shares/JHYAX)	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson High-Yield Fund Class A Shares returned 9.31%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.29%.
TOP CONTRIBUTORS TO PERFORMANCE
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
TOP DETRACTORS FROM PERFORMANCE
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class A Shares/JHYAX) at NAV	9.31%	4.79%	4.18%
Janus Henderson High-Yield Fund (Class A Shares/JHYAX) at Maximum Offering Price - 4.75%	4.12%	3.77%	3.67%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Corporate High-Yield Bond Index	10.29%	5.97%	5.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 687,000,000
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 3,500,000
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$687M
Number of portfolio holdings	156
Total investment advisory fee paid	$3.5M
Portfolio turnover rate	127%
Weighted average maturity	4.8 Years
Effective duration	2.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.8
Investment Companies	4.9
Bank Loans and Mezzanine Loans	4.2
Investments Purchased with Cash Collateral from Securities Lending	3.2
Common Stocks	2.2
Foreign Government Bonds	1.0
Convertible Corporate Bonds	0.3
Other	(4.6)
Ratings Summary (% of net assets)†
Aa	1.8
Baa	1.1
Ba	33.3
B	44.6
Caa	11.7
Ca	0.4
Not Rated	3.4
Other	3.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077665 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class C Shares
Trading Symbol	JDHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class C Shares/JDHCX)	$173	1.66%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson High-Yield Fund Class C Shares returned 8.53%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.29%.
TOP CONTRIBUTORS TO PERFORMANCE
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
TOP DETRACTORS FROM PERFORMANCE
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class C Shares/JDHCX) at NAV	8.53%	4.06%	3.46%
Janus Henderson High-Yield Fund (Class C Shares/JDHCX) with Contingent Deferred Sales Charge	7.53%*	4.06%	3.46%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Corporate High-Yield Bond Index	10.29%	5.97%	5.38%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 687,000,000
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 3,500,000
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$687M
Number of portfolio holdings	156
Total investment advisory fee paid	$3.5M
Portfolio turnover rate	127%
Weighted average maturity	4.8 Years
Effective duration	2.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.8
Investment Companies	4.9
Bank Loans and Mezzanine Loans	4.2
Investments Purchased with Cash Collateral from Securities Lending	3.2
Common Stocks	2.2
Foreign Government Bonds	1.0
Convertible Corporate Bonds	0.3
Other	(4.6)
Ratings Summary (% of net assets)†
Aa	1.8
Baa	1.1
Ba	33.3
B	44.6
Caa	11.7
Ca	0.4
Not Rated	3.4
Other	3.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000083516 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class D Shares
Trading Symbol	JNHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class D Shares/JNHYX)	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson High-Yield Fund Class D Shares returned 9.51%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.29%.
TOP CONTRIBUTORS TO PERFORMANCE
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
TOP DETRACTORS FROM PERFORMANCE
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class D Shares/JNHYX)	9.51%	5.00%	4.39%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Corporate High-Yield Bond Index	10.29%	5.97%	5.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 687,000,000
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 3,500,000
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$687M
Number of portfolio holdings	156
Total investment advisory fee paid	$3.5M
Portfolio turnover rate	127%
Weighted average maturity	4.8 Years
Effective duration	2.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.8
Investment Companies	4.9
Bank Loans and Mezzanine Loans	4.2
Investments Purchased with Cash Collateral from Securities Lending	3.2
Common Stocks	2.2
Foreign Government Bonds	1.0
Convertible Corporate Bonds	0.3
Other	(4.6)
Ratings Summary (% of net assets)†
Aa	1.8
Baa	1.1
Ba	33.3
B	44.6
Caa	11.7
Ca	0.4
Not Rated	3.4
Other	3.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077666 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class I Shares
Trading Symbol	JHYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class I Shares/JHYFX)	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson High-Yield Fund Class I Shares returned 9.53%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.29%.
TOP CONTRIBUTORS TO PERFORMANCE
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
TOP DETRACTORS FROM PERFORMANCE
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class I Shares/JHYFX)	9.53%	5.03%	4.44%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Corporate High-Yield Bond Index	10.29%	5.97%	5.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 687,000,000
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 3,500,000
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$687M
Number of portfolio holdings	156
Total investment advisory fee paid	$3.5M
Portfolio turnover rate	127%
Weighted average maturity	4.8 Years
Effective duration	2.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.8
Investment Companies	4.9
Bank Loans and Mezzanine Loans	4.2
Investments Purchased with Cash Collateral from Securities Lending	3.2
Common Stocks	2.2
Foreign Government Bonds	1.0
Convertible Corporate Bonds	0.3
Other	(4.6)
Ratings Summary (% of net assets)†
Aa	1.8
Baa	1.1
Ba	33.3
B	44.6
Caa	11.7
Ca	0.4
Not Rated	3.4
Other	3.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000114871 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class N Shares
Trading Symbol	JHYNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class N Shares/JHYNX)	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson High-Yield Fund Class N Shares returned 9.64%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.29%.
TOP CONTRIBUTORS TO PERFORMANCE
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
TOP DETRACTORS FROM PERFORMANCE
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class N Shares/JHYNX)	9.64%	5.14%	4.54%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Corporate High-Yield Bond Index	10.29%	5.97%	5.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 687,000,000
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 3,500,000
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$687M
Number of portfolio holdings	156
Total investment advisory fee paid	$3.5M
Portfolio turnover rate	127%
Weighted average maturity	4.8 Years
Effective duration	2.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.8
Investment Companies	4.9
Bank Loans and Mezzanine Loans	4.2
Investments Purchased with Cash Collateral from Securities Lending	3.2
Common Stocks	2.2
Foreign Government Bonds	1.0
Convertible Corporate Bonds	0.3
Other	(4.6)
Ratings Summary (% of net assets)†
Aa	1.8
Baa	1.1
Ba	33.3
B	44.6
Caa	11.7
Ca	0.4
Not Rated	3.4
Other	3.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077667 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class R Shares
Trading Symbol	JHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class R Shares/JHYRX)	$143	1.37%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson High-Yield Fund Class R Shares returned 8.85%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.29%.
TOP CONTRIBUTORS TO PERFORMANCE
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
TOP DETRACTORS FROM PERFORMANCE
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class R Shares/JHYRX)	8.85%	4.35%	3.73%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Corporate High-Yield Bond Index	10.29%	5.97%	5.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 687,000,000
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 3,500,000
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$687M
Number of portfolio holdings	156
Total investment advisory fee paid	$3.5M
Portfolio turnover rate	127%
Weighted average maturity	4.8 Years
Effective duration	2.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.8
Investment Companies	4.9
Bank Loans and Mezzanine Loans	4.2
Investments Purchased with Cash Collateral from Securities Lending	3.2
Common Stocks	2.2
Foreign Government Bonds	1.0
Convertible Corporate Bonds	0.3
Other	(4.6)
Ratings Summary (% of net assets)†
Aa	1.8
Baa	1.1
Ba	33.3
B	44.6
Caa	11.7
Ca	0.4
Not Rated	3.4
Other	3.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077668 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class S Shares
Trading Symbol	JDHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class S Shares/JDHYX)	$117	1.12%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson High-Yield Fund Class S Shares returned 9.10%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.29%.
TOP CONTRIBUTORS TO PERFORMANCE
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
TOP DETRACTORS FROM PERFORMANCE
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class S Shares/JDHYX)	9.10%	4.62%	4.01%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Corporate High-Yield Bond Index	10.29%	5.97%	5.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 687,000,000
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 3,500,000
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$687M
Number of portfolio holdings	156
Total investment advisory fee paid	$3.5M
Portfolio turnover rate	127%
Weighted average maturity	4.8 Years
Effective duration	2.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.8
Investment Companies	4.9
Bank Loans and Mezzanine Loans	4.2
Investments Purchased with Cash Collateral from Securities Lending	3.2
Common Stocks	2.2
Foreign Government Bonds	1.0
Convertible Corporate Bonds	0.3
Other	(4.6)
Ratings Summary (% of net assets)†
Aa	1.8
Baa	1.1
Ba	33.3
B	44.6
Caa	11.7
Ca	0.4
Not Rated	3.4
Other	3.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028924 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class T Shares
Trading Symbol	JAHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class T Shares/JAHYX)	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson High-Yield Fund Class T Shares returned 9.38%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.29%.
TOP CONTRIBUTORS TO PERFORMANCE
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
TOP DETRACTORS FROM PERFORMANCE
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class T Shares/JAHYX)	9.38%	4.89%	4.29%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Corporate High-Yield Bond Index	10.29%	5.97%	5.38%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 687,000,000
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 3,500,000
Investment Company Portfolio Turnover	127.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$687M
Number of portfolio holdings	156
Total investment advisory fee paid	$3.5M
Portfolio turnover rate	127%
Weighted average maturity	4.8 Years
Effective duration	2.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.8
Investment Companies	4.9
Bank Loans and Mezzanine Loans	4.2
Investments Purchased with Cash Collateral from Securities Lending	3.2
Common Stocks	2.2
Foreign Government Bonds	1.0
Convertible Corporate Bonds	0.3
Other	(4.6)
Ratings Summary (% of net assets)†
Aa	1.8
Baa	1.1
Ba	33.3
B	44.6
Caa	11.7
Ca	0.4
Not Rated	3.4
Other	3.7
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077673 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JDPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX)	$125	1.20%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Mid Cap Value Fund Class A Shares returned 7.65%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and real estate sectors contributed to performance relative to the Russell Midcap Value Index. Among individual holdings, integrated power supplier Entergy was a leading contributor, as increased electricity demand supported strong earnings growth. Elsewhere in the portfolio, natural gas producer Expand Energy was another notable performer after reporting strong fourth-quarter results. Higher natural gas prices also lifted sentiment toward the stock. BWX Technologies, another contributor, supplies nuclear components and fuel to the U.S. Navy. It benefited from the outlook for increased defense spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and industrials sectors detracted from relative performance versus the Russell Midcap Value Index. Among individual holdings, relative detractors included Westlake, a low-cost supplier of petrochemicals and building materials that faced margin pressures, leading to disappointing earnings growth. Frozen French fry supplier Lamb Weston, also a relative detractor, experienced weaker demand for its products as consumers cut back on restaurant visits. Medical device maker Teleflex, another laggard, encountered revenue growth challenges for its prostrate health product.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX) at NAV	7.65%	11.63%	7.58%
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX) at Maximum Offering Price - 5.75%	1.43%	10.32%	6.95%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,983,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 16,100,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,983M
Number of portfolio holdings	75
Total investment advisory fee paid	$16.1M
Portfolio turnover rate	40%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000077674 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JMVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX)	$194	1.87%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Mid Cap Value Fund Class C Shares returned 7.01%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and real estate sectors contributed to performance relative to the Russell Midcap Value Index. Among individual holdings, integrated power supplier Entergy was a leading contributor, as increased electricity demand supported strong earnings growth. Elsewhere in the portfolio, natural gas producer Expand Energy was another notable performer after reporting strong fourth-quarter results. Higher natural gas prices also lifted sentiment toward the stock. BWX Technologies, another contributor, supplies nuclear components and fuel to the U.S. Navy. It benefited from the outlook for increased defense spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and industrials sectors detracted from relative performance versus the Russell Midcap Value Index. Among individual holdings, relative detractors included Westlake, a low-cost supplier of petrochemicals and building materials that faced margin pressures, leading to disappointing earnings growth. Frozen French fry supplier Lamb Weston, also a relative detractor, experienced weaker demand for its products as consumers cut back on restaurant visits. Medical device maker Teleflex, another laggard, encountered revenue growth challenges for its prostrate health product.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX) at NAV	7.01%	10.90%	6.93%
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX) with Contingent Deferred Sales Charge	6.03%*	10.90%	6.93%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,983,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 16,100,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,983M
Number of portfolio holdings	75
Total investment advisory fee paid	$16.1M
Portfolio turnover rate	40%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000083518 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class D Shares
Trading Symbol	JNMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Mid Cap Value Fund Class D Shares returned 7.98%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and real estate sectors contributed to performance relative to the Russell Midcap Value Index. Among individual holdings, integrated power supplier Entergy was a leading contributor, as increased electricity demand supported strong earnings growth. Elsewhere in the portfolio, natural gas producer Expand Energy was another notable performer after reporting strong fourth-quarter results. Higher natural gas prices also lifted sentiment toward the stock. BWX Technologies, another contributor, supplies nuclear components and fuel to the U.S. Navy. It benefited from the outlook for increased defense spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and industrials sectors detracted from relative performance versus the Russell Midcap Value Index. Among individual holdings, relative detractors included Westlake, a low-cost supplier of petrochemicals and building materials that faced margin pressures, leading to disappointing earnings growth. Frozen French fry supplier Lamb Weston, also a relative detractor, experienced weaker demand for its products as consumers cut back on restaurant visits. Medical device maker Teleflex, another laggard, encountered revenue growth challenges for its prostrate health product.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)	7.98%	11.95%	7.90%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 1,983,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 16,100,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,983M
Number of portfolio holdings	75
Total investment advisory fee paid	$16.1M
Portfolio turnover rate	40%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000077675 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JMVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Mid Cap Value Fund Class I Shares returned 7.99%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and real estate sectors contributed to performance relative to the Russell Midcap Value Index. Among individual holdings, integrated power supplier Entergy was a leading contributor, as increased electricity demand supported strong earnings growth. Elsewhere in the portfolio, natural gas producer Expand Energy was another notable performer after reporting strong fourth-quarter results. Higher natural gas prices also lifted sentiment toward the stock. BWX Technologies, another contributor, supplies nuclear components and fuel to the U.S. Navy. It benefited from the outlook for increased defense spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and industrials sectors detracted from relative performance versus the Russell Midcap Value Index. Among individual holdings, relative detractors included Westlake, a low-cost supplier of petrochemicals and building materials that faced margin pressures, leading to disappointing earnings growth. Frozen French fry supplier Lamb Weston, also a relative detractor, experienced weaker demand for its products as consumers cut back on restaurant visits. Medical device maker Teleflex, another laggard, encountered revenue growth challenges for its prostrate health product.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)	7.99%	11.99%	7.93%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,983,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 16,100,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,983M
Number of portfolio holdings	75
Total investment advisory fee paid	$16.1M
Portfolio turnover rate	40%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000114873 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class N Shares
Trading Symbol	JDPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Mid Cap Value Fund Class N Shares returned 8.09%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and real estate sectors contributed to performance relative to the Russell Midcap Value Index. Among individual holdings, integrated power supplier Entergy was a leading contributor, as increased electricity demand supported strong earnings growth. Elsewhere in the portfolio, natural gas producer Expand Energy was another notable performer after reporting strong fourth-quarter results. Higher natural gas prices also lifted sentiment toward the stock. BWX Technologies, another contributor, supplies nuclear components and fuel to the U.S. Navy. It benefited from the outlook for increased defense spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and industrials sectors detracted from relative performance versus the Russell Midcap Value Index. Among individual holdings, relative detractors included Westlake, a low-cost supplier of petrochemicals and building materials that faced margin pressures, leading to disappointing earnings growth. Frozen French fry supplier Lamb Weston, also a relative detractor, experienced weaker demand for its products as consumers cut back on restaurant visits. Medical device maker Teleflex, another laggard, encountered revenue growth challenges for its prostrate health product.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)	8.09%	12.10%	8.05%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,983,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 16,100,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,983M
Number of portfolio holdings	75
Total investment advisory fee paid	$16.1M
Portfolio turnover rate	40%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000077676 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class R Shares
Trading Symbol	JDPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)	$163	1.57%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Mid Cap Value Fund Class R Shares returned 7.25%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and real estate sectors contributed to performance relative to the Russell Midcap Value Index. Among individual holdings, integrated power supplier Entergy was a leading contributor, as increased electricity demand supported strong earnings growth. Elsewhere in the portfolio, natural gas producer Expand Energy was another notable performer after reporting strong fourth-quarter results. Higher natural gas prices also lifted sentiment toward the stock. BWX Technologies, another contributor, supplies nuclear components and fuel to the U.S. Navy. It benefited from the outlook for increased defense spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and industrials sectors detracted from relative performance versus the Russell Midcap Value Index. Among individual holdings, relative detractors included Westlake, a low-cost supplier of petrochemicals and building materials that faced margin pressures, leading to disappointing earnings growth. Frozen French fry supplier Lamb Weston, also a relative detractor, experienced weaker demand for its products as consumers cut back on restaurant visits. Medical device maker Teleflex, another laggard, encountered revenue growth challenges for its prostrate health product.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)	7.25%	11.25%	7.24%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,983,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 16,100,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,983M
Number of portfolio holdings	75
Total investment advisory fee paid	$16.1M
Portfolio turnover rate	40%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000077677 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class S Shares
Trading Symbol	JMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)	$137	1.32%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Mid Cap Value Fund Class S Shares returned 7.56%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and real estate sectors contributed to performance relative to the Russell Midcap Value Index. Among individual holdings, integrated power supplier Entergy was a leading contributor, as increased electricity demand supported strong earnings growth. Elsewhere in the portfolio, natural gas producer Expand Energy was another notable performer after reporting strong fourth-quarter results. Higher natural gas prices also lifted sentiment toward the stock. BWX Technologies, another contributor, supplies nuclear components and fuel to the U.S. Navy. It benefited from the outlook for increased defense spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and industrials sectors detracted from relative performance versus the Russell Midcap Value Index. Among individual holdings, relative detractors included Westlake, a low-cost supplier of petrochemicals and building materials that faced margin pressures, leading to disappointing earnings growth. Frozen French fry supplier Lamb Weston, also a relative detractor, experienced weaker demand for its products as consumers cut back on restaurant visits. Medical device maker Teleflex, another laggard, encountered revenue growth challenges for its prostrate health product.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)	7.56%	11.55%	7.51%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,983,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 16,100,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,983M
Number of portfolio holdings	75
Total investment advisory fee paid	$16.1M
Portfolio turnover rate	40%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000028928 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class T Shares
Trading Symbol	JMCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Mid Cap Value Fund Class T Shares returned 7.84%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.53%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the utilities and real estate sectors contributed to performance relative to the Russell Midcap Value Index. Among individual holdings, integrated power supplier Entergy was a leading contributor, as increased electricity demand supported strong earnings growth. Elsewhere in the portfolio, natural gas producer Expand Energy was another notable performer after reporting strong fourth-quarter results. Higher natural gas prices also lifted sentiment toward the stock. BWX Technologies, another contributor, supplies nuclear components and fuel to the U.S. Navy. It benefited from the outlook for increased defense spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the information technology and industrials sectors detracted from relative performance versus the Russell Midcap Value Index. Among individual holdings, relative detractors included Westlake, a low-cost supplier of petrochemicals and building materials that faced margin pressures, leading to disappointing earnings growth. Frozen French fry supplier Lamb Weston, also a relative detractor, experienced weaker demand for its products as consumers cut back on restaurant visits. Medical device maker Teleflex, another laggard, encountered revenue growth challenges for its prostrate health product.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)	7.84%	11.83%	7.79%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell Midcap® Value Index	11.53%	13.71%	8.39%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,983,000,000
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 16,100,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,983M
Number of portfolio holdings	75
Total investment advisory fee paid	$16.1M
Portfolio turnover rate	40%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	2.4
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	2.8
Chesapeake Energy Corp	2.5
Freeport-McMoRan Inc	2.5
Alliant Energy Corp	2.4
BWX Technologies Inc	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.83% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000083519 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Money Market Fund
Class Name	Class D Shares
Trading Symbol	JNMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class D Shares/JNMXX)	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Money Market Fund (Class D Shares/JNMXX)	4.40%	2.52%	1.65%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 1,279,000,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 2,400,000
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,279M
Number of portfolio holdings	78
Total investment advisory fee paid	$2.4M

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	38.9
Commercial Paper	29.3
Variable Rate Demand Notes	14.3
U.S. Government Agency Notes	10.0
Certificates of Deposit	5.9
Time Deposits	1.6
Other	(0.0)

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the annual rate the Fund compensates Janus Henderson Investors changed from 0.36% to 0.18% of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the annual rate the Fund compensates Janus Henderson Investors changed from 0.36% to 0.18% of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody.

C000028930 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Money Market Fund
Class Name	Class T Shares
Trading Symbol	JAMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class T Shares/JAMXX)	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Money Market Fund (Class T Shares/JAMXX)	4.32%	2.49%	1.62%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,279,000,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 2,400,000
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,279M
Number of portfolio holdings	78
Total investment advisory fee paid	$2.4M

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	38.9
Commercial Paper	29.3
Variable Rate Demand Notes	14.3
U.S. Government Agency Notes	10.0
Certificates of Deposit	5.9
Time Deposits	1.6
Other	(0.0)

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the annual rate the Fund compensates Janus Henderson Investors changed from 0.38% to 0.28% of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the annual rate the Fund compensates Janus Henderson Investors changed from 0.38% to 0.28% of average daily net assets for providing certain administration services including, but not limited to, oversight and coordination of the Fund’s service providers, recordkeeping and registration functions and also to pay for costs such as shareholder servicing and custody.

C000077701 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class A Shares
Trading Symbol	JSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX)	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Short Duration Flexible Bond Fund Class A Shares returned 6.73%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 5.94%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to diversified spread sectors was the primary contributor to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Index. Specifically, our overweight allocations to securitized credit, bank loans, and high-yield corporate bonds contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with the short end of the yield curve – where we have our exposure – outperforming on a relative basis in anticipation of the Federal Reserve cutting rates.
TOP DETRACTORS FROM PERFORMANCE
An allocation to agency mortgage-backed securities (MBS) was the most notable relative detractor. While MBS spreads narrowed during the period, the sector broadly lagged corporate and securitized credit spread sectors. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX) at NAV	6.73%	1.95%	1.90%
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX) at Maximum Offering Price - 2.50%	4.18%	1.43%	1.63%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg 1-3 Year U.S. Government/Credit Index	5.94%	1.58%	1.84%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 722,000,000
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$722M
Number of portfolio holdings	421
Total investment advisory fee paid	$1.9M
Portfolio turnover rate	167%
Weighted average maturity	3.4 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.8
Corporate Bonds	24.8
United States Treasury Notes/Bonds	20.5
Mortgage-Backed Securities	5.7
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(1.8)
Ratings Summary (% of net assets)†
Aaa	22.4
Aa	30.1
A	12.3
Baa	17.1
Ba	7.3
B	1.0
Caa	0.1
Other	1.7
Not Rated	8.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077702 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class C Shares
Trading Symbol	JSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX)	$147	1.43%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Short Duration Flexible Bond Fund Class C Shares returned 5.60%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 5.94%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to diversified spread sectors was the primary contributor to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Index. Specifically, our overweight allocations to securitized credit, bank loans, and high-yield corporate bonds contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with the short end of the yield curve – where we have our exposure – outperforming on a relative basis in anticipation of the Federal Reserve cutting rates.
TOP DETRACTORS FROM PERFORMANCE
An allocation to agency mortgage-backed securities (MBS) was the most notable relative detractor. While MBS spreads narrowed during the period, the sector broadly lagged corporate and securitized credit spread sectors. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX) at NAV	5.60%	1.27%	1.18%
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX) with Contingent Deferred Sales Charge	4.60%*	1.27%	1.18%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg 1-3 Year U.S. Government/Credit Index	5.94%	1.58%	1.84%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 722,000,000
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$722M
Number of portfolio holdings	421
Total investment advisory fee paid	$1.9M
Portfolio turnover rate	167%
Weighted average maturity	3.4 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.8
Corporate Bonds	24.8
United States Treasury Notes/Bonds	20.5
Mortgage-Backed Securities	5.7
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(1.8)
Ratings Summary (% of net assets)†
Aaa	22.4
Aa	30.1
A	12.3
Baa	17.1
Ba	7.3
B	1.0
Caa	0.1
Other	1.7
Not Rated	8.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000083525 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class D Shares
Trading Symbol	JNSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Short Duration Flexible Bond Fund Class D Shares returned 6.93%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 5.94%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to diversified spread sectors was the primary contributor to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Index. Specifically, our overweight allocations to securitized credit, bank loans, and high-yield corporate bonds contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with the short end of the yield curve – where we have our exposure – outperforming on a relative basis in anticipation of the Federal Reserve cutting rates.
TOP DETRACTORS FROM PERFORMANCE
An allocation to agency mortgage-backed securities (MBS) was the most notable relative detractor. While MBS spreads narrowed during the period, the sector broadly lagged corporate and securitized credit spread sectors. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)	6.93%	2.13%	2.07%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg 1-3 Year U.S. Government/Credit Index	5.94%	1.58%	1.84%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 722,000,000
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$722M
Number of portfolio holdings	421
Total investment advisory fee paid	$1.9M
Portfolio turnover rate	167%
Weighted average maturity	3.4 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.8
Corporate Bonds	24.8
United States Treasury Notes/Bonds	20.5
Mortgage-Backed Securities	5.7
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(1.8)
Ratings Summary (% of net assets)†
Aaa	22.4
Aa	30.1
A	12.3
Baa	17.1
Ba	7.3
B	1.0
Caa	0.1
Other	1.7
Not Rated	8.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077703 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class I Shares
Trading Symbol	JSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Short Duration Flexible Bond Fund Class I Shares returned 6.63%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 5.94%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to diversified spread sectors was the primary contributor to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Index. Specifically, our overweight allocations to securitized credit, bank loans, and high-yield corporate bonds contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with the short end of the yield curve – where we have our exposure – outperforming on a relative basis in anticipation of the Federal Reserve cutting rates.
TOP DETRACTORS FROM PERFORMANCE
An allocation to agency mortgage-backed securities (MBS) was the most notable relative detractor. While MBS spreads narrowed during the period, the sector broadly lagged corporate and securitized credit spread sectors. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)	6.63%	2.18%	2.09%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg 1-3 Year U.S. Government/Credit Index	5.94%	1.58%	1.84%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 722,000,000
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$722M
Number of portfolio holdings	421
Total investment advisory fee paid	$1.9M
Portfolio turnover rate	167%
Weighted average maturity	3.4 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.8
Corporate Bonds	24.8
United States Treasury Notes/Bonds	20.5
Mortgage-Backed Securities	5.7
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(1.8)
Ratings Summary (% of net assets)†
Aaa	22.4
Aa	30.1
A	12.3
Baa	17.1
Ba	7.3
B	1.0
Caa	0.1
Other	1.7
Not Rated	8.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000114878 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class N Shares
Trading Symbol	JSHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Short Duration Flexible Bond Fund Class N Shares returned 7.07%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 5.94%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to diversified spread sectors was the primary contributor to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Index. Specifically, our overweight allocations to securitized credit, bank loans, and high-yield corporate bonds contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with the short end of the yield curve – where we have our exposure – outperforming on a relative basis in anticipation of the Federal Reserve cutting rates.
TOP DETRACTORS FROM PERFORMANCE
An allocation to agency mortgage-backed securities (MBS) was the most notable relative detractor. While MBS spreads narrowed during the period, the sector broadly lagged corporate and securitized credit spread sectors. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)	7.07%	2.18%	2.13%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg 1-3 Year U.S. Government/Credit Index	5.94%	1.58%	1.84%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 722,000,000
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$722M
Number of portfolio holdings	421
Total investment advisory fee paid	$1.9M
Portfolio turnover rate	167%
Weighted average maturity	3.4 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.8
Corporate Bonds	24.8
United States Treasury Notes/Bonds	20.5
Mortgage-Backed Securities	5.7
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(1.8)
Ratings Summary (% of net assets)†
Aaa	22.4
Aa	30.1
A	12.3
Baa	17.1
Ba	7.3
B	1.0
Caa	0.1
Other	1.7
Not Rated	8.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077704 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class S Shares
Trading Symbol	JSHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Short Duration Flexible Bond Fund Class S Shares returned 6.18%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 5.94%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to diversified spread sectors was the primary contributor to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Index. Specifically, our overweight allocations to securitized credit, bank loans, and high-yield corporate bonds contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with the short end of the yield curve – where we have our exposure – outperforming on a relative basis in anticipation of the Federal Reserve cutting rates.
TOP DETRACTORS FROM PERFORMANCE
An allocation to agency mortgage-backed securities (MBS) was the most notable relative detractor. While MBS spreads narrowed during the period, the sector broadly lagged corporate and securitized credit spread sectors. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)	6.18%	1.76%	1.73%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg 1-3 Year U.S. Government/Credit Index	5.94%	1.58%	1.84%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 722,000,000
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$722M
Number of portfolio holdings	421
Total investment advisory fee paid	$1.9M
Portfolio turnover rate	167%
Weighted average maturity	3.4 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.8
Corporate Bonds	24.8
United States Treasury Notes/Bonds	20.5
Mortgage-Backed Securities	5.7
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(1.8)
Ratings Summary (% of net assets)†
Aaa	22.4
Aa	30.1
A	12.3
Baa	17.1
Ba	7.3
B	1.0
Caa	0.1
Other	1.7
Not Rated	8.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028938 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class T Shares
Trading Symbol	JASBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Short Duration Flexible Bond Fund Class T Shares returned 6.81%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 5.94%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to diversified spread sectors was the primary contributor to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Index. Specifically, our overweight allocations to securitized credit, bank loans, and high-yield corporate bonds contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with the short end of the yield curve – where we have our exposure – outperforming on a relative basis in anticipation of the Federal Reserve cutting rates.
TOP DETRACTORS FROM PERFORMANCE
An allocation to agency mortgage-backed securities (MBS) was the most notable relative detractor. While MBS spreads narrowed during the period, the sector broadly lagged corporate and securitized credit spread sectors. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)	6.81%	2.01%	1.96%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg 1-3 Year U.S. Government/Credit Index	5.94%	1.58%	1.84%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 722,000,000
Holdings Count | Holding	421
Advisory Fees Paid, Amount	$ 1,900,000
Investment Company Portfolio Turnover	167.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$722M
Number of portfolio holdings	421
Total investment advisory fee paid	$1.9M
Portfolio turnover rate	167%
Weighted average maturity	3.4 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	42.8
Corporate Bonds	24.8
United States Treasury Notes/Bonds	20.5
Mortgage-Backed Securities	5.7
Investment Companies	4.2
Bank Loans and Mezzanine Loans	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(1.8)
Ratings Summary (% of net assets)†
Aaa	22.4
Aa	30.1
A	12.3
Baa	17.1
Ba	7.3
B	1.0
Caa	0.1
Other	1.7
Not Rated	8.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077705 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JDSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX)	$143	1.44%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class A Shares returned (1.37)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX) at NAV	(1.37)%	9.08%	5.52%
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX) at Maximum Offering Price - 5.75%	(7.06)%	7.80%	4.89%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,224,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 13,800,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000077706 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX)	$200	2.02%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	2.02%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class C Shares returned (1.94)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX) at NAV	(1.94)%	8.39%	4.89%
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX) with Contingent Deferred Sales Charge	(2.82)%*	8.39%	4.89%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,224,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 13,800,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000083526 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class D Shares
Trading Symbol	JNPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)	$111	1.12%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class D Shares returned (1.04)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)	(1.04)%	9.40%	5.84%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 1,224,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 13,800,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000077707 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)	$110	1.11%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class I Shares returned (1.05)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)	(1.05)%	9.41%	5.86%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,224,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 13,800,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000028939 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class L Shares
Trading Symbol	JSIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class L Shares returned (0.93)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)	(0.93)%	9.55%	5.98%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,224,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 13,800,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000114879 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class N Shares
Trading Symbol	JDSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)	$98	0.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class N Shares returned (0.92)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)	(0.92)%	9.55%	6.00%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,224,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 13,800,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000077708 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class R Shares
Trading Symbol	JDSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)	$172	1.73%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.73%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class R Shares returned (1.68)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)	(1.68)%	8.73%	5.20%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,224,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 13,800,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000077709 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class S Shares
Trading Symbol	JISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)	$147	1.48%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class S Shares returned (1.45)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)	(1.45)%	9.01%	5.46%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,224,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 13,800,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000028940 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class T Shares
Trading Symbol	JSCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)	$121	1.22%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small Cap Value Fund Class T Shares returned (1.17)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2000® Value Index, returned 5.54%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector lifted performance relative to the Russell 2000 Value Index. Insurer Axis Capital, a prominent sector contributor, experienced strong premiums and renewals growth that supported earnings growth. Shares of ProAssurance, another contributor, rallied on news that the medical liability insurance company was being acquired. In the industrials sector, a long-term position in equipment rental company H&E Equipment Services was another contributor. Shares rose on news the company was being acquired for a premium, and we sold the stock ahead of the closing of this deal.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and information technology sectors detracted from relative performance versus the Russell 2000 Value Index. Several energy sector holdings, such as PBF Energy and Chord Energy, underperformed on concerns over slowing global demand and potential price headwinds in the oil and gas markets. Investors were also skeptical about a sizable acquisition announced by Chord Energy. We sold the stock. Medical supplies company Owens & Minor, another detractor, faced pricing headwinds and a slowdown in its core business. We exited the position.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)	(1.17)%	9.29%	5.74%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2000® Value Index	5.54%	12.47%	6.72%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,224,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 13,800,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,224M
Number of portfolio holdings	72
Total investment advisory fee paid	$13.8M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.1
Fulton Financial Corp	2.8
Hanover Insurance Group Inc	2.8
Ameris Bancorp	2.7
Kirby Corp	2.7

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund‘s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000077710 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class A Shares
Trading Symbol	JGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX)	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Growth Class A Shares returned 13.12%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Growth Allocation Index, returned 14.76%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Growth Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Growth Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX) at NAV	13.12%	8.81%	6.32%
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX) at Maximum Offering Price - 5.75%	6.64%	7.52%	5.69%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Growth Allocation Index	14.76%	10.64%	8.32%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 241,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$241M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	62.9
Exchange-Traded Funds (ETFs)	27.6
Fixed Income Funds	8.5
Money Markets	1.0
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8

C000077711 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class C Shares
Trading Symbol	JGCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX)	$127	1.20%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Growth Class C Shares returned 12.30%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Growth Allocation Index, returned 14.76%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Growth Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Growth Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX) at NAV	12.30%	8.03%	5.61%
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX) with Contingent Deferred Sales Charge	11.30%*	8.03%	5.61%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Growth Allocation Index	14.76%	10.64%	8.32%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 241,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$241M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	62.9
Exchange-Traded Funds (ETFs)	27.6
Fixed Income Funds	8.5
Money Markets	1.0
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8

C000083527 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class D Shares
Trading Symbol	JNSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Growth Class D Shares returned 13.42%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Growth Allocation Index, returned 14.76%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Growth Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Growth Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)	13.42%	9.02%	6.51%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Growth Allocation Index	14.76%	10.64%	8.32%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 241,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$241M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	62.9
Exchange-Traded Funds (ETFs)	27.6
Fixed Income Funds	8.5
Money Markets	1.0
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8

C000077712 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class I Shares
Trading Symbol	JGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Growth Class I Shares returned 13.38%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Growth Allocation Index, returned 14.76%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Growth Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Growth Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)	13.38%	9.05%	6.56%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Growth Allocation Index	14.76%	10.64%	8.32%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 241,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$241M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	62.9
Exchange-Traded Funds (ETFs)	27.6
Fixed Income Funds	8.5
Money Markets	1.0
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8

C000077713 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class S Shares
Trading Symbol	JGCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Growth Class S Shares returned 12.94%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Growth Allocation Index, returned 14.76%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Growth Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Growth Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)	12.94%	8.61%	6.13%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Growth Allocation Index	14.76%	10.64%	8.32%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 241,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$241M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	62.9
Exchange-Traded Funds (ETFs)	27.6
Fixed Income Funds	8.5
Money Markets	1.0
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8

C000028941 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class T Shares
Trading Symbol	JSPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Growth Class T Shares returned 13.27%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Growth Allocation Index, returned 14.76%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Growth Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Growth Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)	13.27%	8.93%	6.43%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Growth Allocation Index	14.76%	10.64%	8.32%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 241,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$241M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	31%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	62.9
Exchange-Traded Funds (ETFs)	27.6
Fixed Income Funds	8.5
Money Markets	1.0
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.0
Vanguard FTSE Emerging Markets	12.0
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.3
Janus Henderson European Focus Fund - Class N Shares	8.8

C000077714 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class A Shares
Trading Symbol	JMOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX)	$46	0.43%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Moderate Class A Shares returned 11.69%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Moderate Allocation Index, returned 13.33%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Moderate Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Moderate Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX) at NAV	11.69%	6.49%	5.04%
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX) at Maximum Offering Price - 5.75%	5.24%	5.24%	4.43%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Moderate Allocation Index	13.33%	7.66%	6.59%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 196,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$196M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	48.3
Exchange-Traded Funds (ETFs)	31.6
Fixed Income Funds	19.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0

C000077715 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class C Shares
Trading Symbol	JMOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX)	$126	1.20%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Moderate Class C Shares returned 10.77%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Moderate Allocation Index, returned 13.33%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Moderate Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Moderate Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX) at NAV	10.77%	5.69%	4.33%
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX) with Contingent Deferred Sales Charge	9.77%*	5.69%	4.33%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Moderate Allocation Index	13.33%	7.66%	6.59%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 196,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$196M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	48.3
Exchange-Traded Funds (ETFs)	31.6
Fixed Income Funds	19.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0

C000083528 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class D Shares
Trading Symbol	JNSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Moderate Class D Shares returned 11.88%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Moderate Allocation Index, returned 13.33%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Moderate Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Moderate Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)	11.88%	6.67%	5.23%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Moderate Allocation Index	13.33%	7.66%	6.59%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 196,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$196M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	48.3
Exchange-Traded Funds (ETFs)	31.6
Fixed Income Funds	19.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0

C000077716 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class I Shares
Trading Symbol	JMOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Moderate Class I Shares returned 11.92%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Moderate Allocation Index, returned 13.33%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Moderate Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Moderate Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)	11.92%	6.71%	5.28%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Moderate Allocation Index	13.33%	7.66%	6.59%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 196,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$196M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	48.3
Exchange-Traded Funds (ETFs)	31.6
Fixed Income Funds	19.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0

C000077717 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class S Shares
Trading Symbol	JMOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)	$66	0.62%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Moderate Class S Shares returned 11.38%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Moderate Allocation Index, returned 13.33%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Moderate Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Moderate Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)	11.38%	6.25%	4.85%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Moderate Allocation Index	13.33%	7.66%	6.59%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 196,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$196M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	48.3
Exchange-Traded Funds (ETFs)	31.6
Fixed Income Funds	19.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0

C000028942 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class T Shares
Trading Symbol	JSPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Moderate Class T Shares returned 11.74%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 16.17%. Its performance benchmark, the Global Moderate Allocation Index, returned 13.33%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Moderate Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Moderate Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)	11.74%	6.58%	5.16%
MSCI All Country World IndexSM	16.17%	13.65%	9.99%
Global Moderate Allocation Index	13.33%	7.66%	6.59%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 196,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$196M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	48.3
Exchange-Traded Funds (ETFs)	31.6
Fixed Income Funds	19.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	10.9
Janus Henderson Overseas Fund - Class N Shares	10.8
Janus Henderson Flexible Bond Fund - Class N Shares	10.6
Vanguard FTSE Emerging Markets	9.2
Janus Henderson Research Fund - Class N Shares	9.0

C000077718 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class A Shares
Trading Symbol	JCAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX)	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Conservative Class A Shares returned 10.09%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Global Conservative Allocation Index, returned 11.88%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Conservative Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Conservative Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX) at NAV	10.09%	4.07%	3.73%
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX) at Maximum Offering Price - 5.75%	3.72%	2.85%	3.12%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Global Conservative Allocation Index	11.88%	4.69%	4.82%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 136,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$136M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	47%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	35.7
Equity Funds	33.5
Fixed Income Funds	30.2
Money Markets	0.6
Other	0.0
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5

C000077719 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class C Shares
Trading Symbol	JCACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX)	$127	1.21%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Conservative Class C Shares returned 9.30%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Global Conservative Allocation Index, returned 11.88%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Conservative Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Conservative Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX) at NAV	9.30%	3.34%	3.08%
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX) with Contingent Deferred Sales Charge	8.30%*	3.34%	3.08%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Global Conservative Allocation Index	11.88%	4.69%	4.82%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 136,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$136M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	47%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	35.7
Equity Funds	33.5
Fixed Income Funds	30.2
Money Markets	0.6
Other	0.0
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5

C000083529 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class D Shares
Trading Symbol	JMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Conservative Class D Shares returned 10.24%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Global Conservative Allocation Index, returned 11.88%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Conservative Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Conservative Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)	10.24%	4.29%	3.94%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Global Conservative Allocation Index	11.88%	4.69%	4.82%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 136,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$136M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	47%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	35.7
Equity Funds	33.5
Fixed Income Funds	30.2
Money Markets	0.6
Other	0.0
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5

C000077720 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class I Shares
Trading Symbol	JCAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Conservative Class I Shares returned 10.28%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Global Conservative Allocation Index, returned 11.88%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Conservative Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Conservative Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)	10.28%	4.31%	3.98%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Global Conservative Allocation Index	11.88%	4.69%	4.82%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 136,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$136M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	47%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	35.7
Equity Funds	33.5
Fixed Income Funds	30.2
Money Markets	0.6
Other	0.0
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5

C000077721 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class S Shares
Trading Symbol	JCASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Conservative Class S Shares returned 9.81%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Global Conservative Allocation Index, returned 11.88%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Conservative Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Conservative Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)	9.81%	3.87%	3.54%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Global Conservative Allocation Index	11.88%	4.69%	4.82%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 136,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$136M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	47%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	35.7
Equity Funds	33.5
Fixed Income Funds	30.2
Money Markets	0.6
Other	0.0
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5

C000028943 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class T Shares
Trading Symbol	JSPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Global Allocation Fund – Conservative Class T Shares returned 10.19%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Global Conservative Allocation Index, returned 11.88%.
The fund actively allocates across a range of underlying mutual funds and assesses performance through three layers of decision making: strategic asset class allocation, dynamic allocation to sub-asset classes, and manager selection of the underlying funds.
TOP CONTRIBUTORS TO PERFORMANCE
Broad based, strategic asset allocation proved to be a contributor to returns relative to the Global Conservative Allocation Index, driven by a decision to overweight equities. At the sub-asset class level, an overweight to European equities and an underweight to U.S. stocks contributed to relative results.
TOP DETRACTORS FROM PERFORMANCE
Selection decisions for the underlying mutual funds detracted overall, due in large part to exposure to the Janus Henderson Overseas Fund which underperformed its benchmark, the MSCI All Country World ex-USA Index. Currency constraint was another notable detractor versus the Global Conservative Allocation Index given the limited number of unhedged options in the global fixed income space.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)	10.19%	4.20%	3.86%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Global Conservative Allocation Index	11.88%	4.69%	4.82%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 136,000,000
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$136M
Number of portfolio holdings	20
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	47%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	35.7
Equity Funds	33.5
Fixed Income Funds	30.2
Money Markets	0.6
Other	0.0
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
iShares Core International Aggregate Bond	17.1
Janus Henderson Flexible Bond Fund - Class N Shares	16.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.8
Janus Henderson Emerging Markets Debt Hard Currency	7.6
Janus Henderson Overseas Fund - Class N Shares	7.5

C000077742 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class A Shares
Trading Symbol	JDFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX)	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Flexible Bond Fund Class A Shares returned 6.31%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As credit spreads tightened against a backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to spread sectors was the primary contributor to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit and high-yield corporate bonds aided results, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with a bias toward exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate-cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX) at NAV	6.31%	(0.27)%	1.79%
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX) at Maximum Offering Price - 4.75%	1.25%	(1.25)%	1.30%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,729,000,000
Holdings Count | Holding	649
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$2,729M
Number of portfolio holdings	649
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	153%
Weighted average maturity	6.3 Years
Effective duration	6.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.3
Corporate Bonds	25.4
Mortgage-Backed Securities	21.7
United States Treasury Notes/Bonds	15.7
Investment Companies	3.7
Bank Loans and Mezzanine Loans	2.7
Other	(1.5)
Ratings Summary (% of net assets)†
Aaa	18.3
Aa	39.9
A	8.6
Baa	16.2
Ba	9.1
B	1.7
Not Rated	5.7
Other	0.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000077743 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class C Shares
Trading Symbol	JFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX)	$148	1.44%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Flexible Bond Fund Class C Shares returned 5.62%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As credit spreads tightened against a backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to spread sectors was the primary contributor to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit and high-yield corporate bonds aided results, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with a bias toward exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate-cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX) at NAV	5.62%	(0.94)%	1.12%
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX) with Contingent Deferred Sales Charge	4.62%*	(0.94)%	1.12%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,729,000,000
Holdings Count | Holding	649
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$2,729M
Number of portfolio holdings	649
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	153%
Weighted average maturity	6.3 Years
Effective duration	6.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.3
Corporate Bonds	25.4
Mortgage-Backed Securities	21.7
United States Treasury Notes/Bonds	15.7
Investment Companies	3.7
Bank Loans and Mezzanine Loans	2.7
Other	(1.5)
Ratings Summary (% of net assets)†
Aaa	18.3
Aa	39.9
A	8.6
Baa	16.2
Ba	9.1
B	1.7
Not Rated	5.7
Other	0.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000083536 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class D Shares
Trading Symbol	JANFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Flexible Bond Fund Class D Shares returned 6.57%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As credit spreads tightened against a backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to spread sectors was the primary contributor to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit and high-yield corporate bonds aided results, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with a bias toward exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate-cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)	6.57%	(0.07)%	2.04%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 2,729,000,000
Holdings Count | Holding	649
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$2,729M
Number of portfolio holdings	649
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	153%
Weighted average maturity	6.3 Years
Effective duration	6.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.3
Corporate Bonds	25.4
Mortgage-Backed Securities	21.7
United States Treasury Notes/Bonds	15.7
Investment Companies	3.7
Bank Loans and Mezzanine Loans	2.7
Other	(1.5)
Ratings Summary (% of net assets)†
Aaa	18.3
Aa	39.9
A	8.6
Baa	16.2
Ba	9.1
B	1.7
Not Rated	5.7
Other	0.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000077744 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class I Shares
Trading Symbol	JFLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)	$49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Flexible Bond Fund Class I Shares returned 6.64%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As credit spreads tightened against a backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to spread sectors was the primary contributor to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit and high-yield corporate bonds aided results, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with a bias toward exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate-cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)	6.64%	0.02%	2.11%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,729,000,000
Holdings Count | Holding	649
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$2,729M
Number of portfolio holdings	649
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	153%
Weighted average maturity	6.3 Years
Effective duration	6.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.3
Corporate Bonds	25.4
Mortgage-Backed Securities	21.7
United States Treasury Notes/Bonds	15.7
Investment Companies	3.7
Bank Loans and Mezzanine Loans	2.7
Other	(1.5)
Ratings Summary (% of net assets)†
Aaa	18.3
Aa	39.9
A	8.6
Baa	16.2
Ba	9.1
B	1.7
Not Rated	5.7
Other	0.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000114884 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class N Shares
Trading Symbol	JDFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Flexible Bond Fund Class N Shares returned 6.81%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As credit spreads tightened against a backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to spread sectors was the primary contributor to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit and high-yield corporate bonds aided results, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with a bias toward exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate-cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)	6.81%	0.05%	2.18%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,729,000,000
Holdings Count | Holding	649
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$2,729M
Number of portfolio holdings	649
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	153%
Weighted average maturity	6.3 Years
Effective duration	6.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.3
Corporate Bonds	25.4
Mortgage-Backed Securities	21.7
United States Treasury Notes/Bonds	15.7
Investment Companies	3.7
Bank Loans and Mezzanine Loans	2.7
Other	(1.5)
Ratings Summary (% of net assets)†
Aaa	18.3
Aa	39.9
A	8.6
Baa	16.2
Ba	9.1
B	1.7
Not Rated	5.7
Other	0.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000077745 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class R Shares
Trading Symbol	JDFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)	$119	1.16%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Flexible Bond Fund Class R Shares returned 5.91%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As credit spreads tightened against a backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to spread sectors was the primary contributor to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit and high-yield corporate bonds aided results, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with a bias toward exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate-cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)	5.91%	(0.69)%	1.41%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,729,000,000
Holdings Count | Holding	649
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$2,729M
Number of portfolio holdings	649
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	153%
Weighted average maturity	6.3 Years
Effective duration	6.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.3
Corporate Bonds	25.4
Mortgage-Backed Securities	21.7
United States Treasury Notes/Bonds	15.7
Investment Companies	3.7
Bank Loans and Mezzanine Loans	2.7
Other	(1.5)
Ratings Summary (% of net assets)†
Aaa	18.3
Aa	39.9
A	8.6
Baa	16.2
Ba	9.1
B	1.7
Not Rated	5.7
Other	0.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000077746 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class S Shares
Trading Symbol	JADFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Flexible Bond Fund Class S Shares returned 6.17%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As credit spreads tightened against a backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to spread sectors was the primary contributor to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit and high-yield corporate bonds aided results, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with a bias toward exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate-cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)	6.17%	(0.45)%	1.66%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,729,000,000
Holdings Count | Holding	649
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$2,729M
Number of portfolio holdings	649
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	153%
Weighted average maturity	6.3 Years
Effective duration	6.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.3
Corporate Bonds	25.4
Mortgage-Backed Securities	21.7
United States Treasury Notes/Bonds	15.7
Investment Companies	3.7
Bank Loans and Mezzanine Loans	2.7
Other	(1.5)
Ratings Summary (% of net assets)†
Aaa	18.3
Aa	39.9
A	8.6
Baa	16.2
Ba	9.1
B	1.7
Not Rated	5.7
Other	0.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000028954 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class T Shares
Trading Symbol	JAFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Flexible Bond Fund Class T Shares returned 6.44%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As credit spreads tightened against a backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to spread sectors was the primary contributor to relative performance versus the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit and high-yield corporate bonds aided results, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds and commercial mortgage-backed securities also was additive. Yield curve positioning further aided results. We were generally overweight interest rate risk, with a bias toward exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate-cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)	6.44%	(0.19)%	1.94%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,729,000,000
Holdings Count | Holding	649
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$2,729M
Number of portfolio holdings	649
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	153%
Weighted average maturity	6.3 Years
Effective duration	6.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	32.3
Corporate Bonds	25.4
Mortgage-Backed Securities	21.7
United States Treasury Notes/Bonds	15.7
Investment Companies	3.7
Bank Loans and Mezzanine Loans	2.7
Other	(1.5)
Ratings Summary (% of net assets)†
Aaa	18.3
Aa	39.9
A	8.6
Baa	16.2
Ba	9.1
B	1.7
Not Rated	5.7
Other	0.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.45% to 0.40%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000077645 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class A Shares
Trading Symbol	JRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX)	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class A Shares returned 13.78%. Its broad-based benchmark, the Russell 1000® Index, returned 15.66%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 12.68%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX) at NAV	13.78%	11.78%	10.16%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX) at Maximum Offering Price - 5.75%	7.28%	10.48%	9.51%
Russell 1000® Index	15.66%	16.30%	13.35%
S&P 500® Minimum Volatility Index	12.68%	12.38%	11.42%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 615,000,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$615M
Number of portfolio holdings	102
Total investment advisory fee paid	$3.1M
Portfolio turnover rate	113%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3
Asset Allocation (% of net assets)
Common Stocks	98.1
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.2)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3

C000077646 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class C Shares
Trading Symbol	JRSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX)	$174	1.63%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class C Shares returned 12.97%. Its broad-based benchmark, the Russell 1000® Index, returned 15.66%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 12.68%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX) at NAV	12.97%	11.06%	9.44%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX) with Contingent Deferred Sales Charge	11.97%*	11.06%	9.44%
Russell 1000® Index	15.66%	16.30%	13.35%
S&P 500® Minimum Volatility Index	12.68%	12.38%	11.42%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 615,000,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$615M
Number of portfolio holdings	102
Total investment advisory fee paid	$3.1M
Portfolio turnover rate	113%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3
Asset Allocation (% of net assets)
Common Stocks	98.1
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.2)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3

C000150517 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class D Shares
Trading Symbol	JRSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class D Shares returned 13.94%. Its broad-based benchmark, the Russell 1000® Index, returned 15.66%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 12.68%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)	13.94%	12.01%	10.38%
Russell 1000® Index	15.66%	16.30%	13.35%
S&P 500® Minimum Volatility Index	12.68%	12.38%	11.42%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 615,000,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$615M
Number of portfolio holdings	102
Total investment advisory fee paid	$3.1M
Portfolio turnover rate	113%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3
Asset Allocation (% of net assets)
Common Stocks	98.1
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.2)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3

C000077647 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class I Shares
Trading Symbol	JRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class I Shares returned 14.03%. Its broad-based benchmark, the Russell 1000® Index, returned 15.66%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 12.68%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)	14.03%	12.05%	10.43%
Russell 1000® Index	15.66%	16.30%	13.35%
S&P 500® Minimum Volatility Index	12.68%	12.38%	11.42%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 615,000,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$615M
Number of portfolio holdings	102
Total investment advisory fee paid	$3.1M
Portfolio turnover rate	113%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3
Asset Allocation (% of net assets)
Common Stocks	98.1
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.2)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3

C000147334 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class N Shares
Trading Symbol	JRSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)	$61	0.57%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class N Shares returned 14.08%. Its broad-based benchmark, the Russell 1000® Index, returned 15.66%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 12.68%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)	14.08%	12.16%	10.55%
Russell 1000® Index	15.66%	16.30%	13.35%
S&P 500® Minimum Volatility Index	12.68%	12.38%	11.42%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 615,000,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$615M
Number of portfolio holdings	102
Total investment advisory fee paid	$3.1M
Portfolio turnover rate	113%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3
Asset Allocation (% of net assets)
Common Stocks	98.1
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.2)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3

C000077648 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class S Shares
Trading Symbol	JRSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)	$114	1.07%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class S Shares returned 13.67%. Its broad-based benchmark, the Russell 1000® Index, returned 15.66%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 12.68%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)	13.67%	11.63%	10.02%
Russell 1000® Index	15.66%	16.30%	13.35%
S&P 500® Minimum Volatility Index	12.68%	12.38%	11.42%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 615,000,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$615M
Number of portfolio holdings	102
Total investment advisory fee paid	$3.1M
Portfolio turnover rate	113%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3
Asset Allocation (% of net assets)
Common Stocks	98.1
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.2)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3

C000077649 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class T Shares
Trading Symbol	JRSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)	$87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class T Shares returned 13.84%. Its broad-based benchmark, the Russell 1000® Index, returned 15.66%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 12.68%.
TOP CONTRIBUTORS TO PERFORMANCE
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
TOP DETRACTORS FROM PERFORMANCE
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)	13.84%	11.91%	10.28%
Russell 1000® Index	15.66%	16.30%	13.35%
S&P 500® Minimum Volatility Index	12.68%	12.38%	11.42%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 615,000,000
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 3,100,000
Investment Company Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$615M
Number of portfolio holdings	102
Total investment advisory fee paid	$3.1M
Portfolio turnover rate	113%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3
Asset Allocation (% of net assets)
Common Stocks	98.1
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	1.0
Other	(1.2)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	6.4
Microsoft Corp	6.2
Apple Inc	5.1
Alphabet Inc - Class A	4.1
Amazon.com Inc	3.3

C000107973 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JVSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX)	$132	1.32%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small-Mid Cap Value Fund Class A Shares returned 0.18%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2500™ Value Index, returned 10.47%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector contributed to performance relative to the Russell 2500 Value Index, aided by a position in Axis Capital Holding. The insurer experienced strong growth in premiums, renewals, and earnings. Rambus was another notable performer. Rambus supplies components and solutions that improve the efficiency and speed of data flows, and it was a beneficiary of increased industry spending on artificial intelligence. BWX Technologies was a prominent contributor in the industrials sector. As sole supplier of nuclear power systems to the U.S. Navy, BWX benefited from the outlook for increased military spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and industrials sectors detracted from relative performance versus the Russell 2500 Value Index. Individual detractors included petrochemical and building products supplier Westlake, which faced margin pressures due to higher commodities costs. HF Sinclair, a relative detractor in the energy sector, experienced margin pressures in its oil refining business. We exited the investment. Avantor, another detractor, supplies chemical solutions to the biopharmaceuticals industry. We sold the stock after the company missed its earnings targets. It also faced uncertainty due to government funding cuts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX) at NAV	0.18%	10.34%	7.26%
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX) at Maximum Offering Price - 5.75%	(5.58)%	9.04%	6.63%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 85,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$85M
Number of portfolio holdings	48
Total investment advisory fee paid	$0.6M
Portfolio turnover rate	76%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8
Asset Allocation (% of net assets)
Common Stocks	98.4
Repurchase Agreements	1.9
Other	(0.3)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000107974 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JVSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX)	$202	2.03%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small-Mid Cap Value Fund Class C Shares returned (0.57)%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2500™ Value Index, returned 10.47%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector contributed to performance relative to the Russell 2500 Value Index, aided by a position in Axis Capital Holding. The insurer experienced strong growth in premiums, renewals, and earnings. Rambus was another notable performer. Rambus supplies components and solutions that improve the efficiency and speed of data flows, and it was a beneficiary of increased industry spending on artificial intelligence. BWX Technologies was a prominent contributor in the industrials sector. As sole supplier of nuclear power systems to the U.S. Navy, BWX benefited from the outlook for increased military spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and industrials sectors detracted from relative performance versus the Russell 2500 Value Index. Individual detractors included petrochemical and building products supplier Westlake, which faced margin pressures due to higher commodities costs. HF Sinclair, a relative detractor in the energy sector, experienced margin pressures in its oil refining business. We exited the investment. Avantor, another detractor, supplies chemical solutions to the biopharmaceuticals industry. We sold the stock after the company missed its earnings targets. It also faced uncertainty due to government funding cuts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX) at NAV	(0.57)%	9.54%	6.44%
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX) with Contingent Deferred Sales Charge	(1.50)%*	9.54%	6.44%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 85,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$85M
Number of portfolio holdings	48
Total investment advisory fee paid	$0.6M
Portfolio turnover rate	76%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8
Asset Allocation (% of net assets)
Common Stocks	98.4
Repurchase Agreements	1.9
Other	(0.3)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000107975 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class D Shares
Trading Symbol	JSVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)	$106	1.06%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small-Mid Cap Value Fund Class D Shares returned 0.41%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2500™ Value Index, returned 10.47%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector contributed to performance relative to the Russell 2500 Value Index, aided by a position in Axis Capital Holding. The insurer experienced strong growth in premiums, renewals, and earnings. Rambus was another notable performer. Rambus supplies components and solutions that improve the efficiency and speed of data flows, and it was a beneficiary of increased industry spending on artificial intelligence. BWX Technologies was a prominent contributor in the industrials sector. As sole supplier of nuclear power systems to the U.S. Navy, BWX benefited from the outlook for increased military spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and industrials sectors detracted from relative performance versus the Russell 2500 Value Index. Individual detractors included petrochemical and building products supplier Westlake, which faced margin pressures due to higher commodities costs. HF Sinclair, a relative detractor in the energy sector, experienced margin pressures in its oil refining business. We exited the investment. Avantor, another detractor, supplies chemical solutions to the biopharmaceuticals industry. We sold the stock after the company missed its earnings targets. It also faced uncertainty due to government funding cuts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)	0.41%	10.59%	7.49%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 85,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$85M
Number of portfolio holdings	48
Total investment advisory fee paid	$0.6M
Portfolio turnover rate	76%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8
Asset Allocation (% of net assets)
Common Stocks	98.4
Repurchase Agreements	1.9
Other	(0.3)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000107976 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JVSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)	$105	1.05%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small-Mid Cap Value Fund Class I Shares returned 0.44%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2500™ Value Index, returned 10.47%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector contributed to performance relative to the Russell 2500 Value Index, aided by a position in Axis Capital Holding. The insurer experienced strong growth in premiums, renewals, and earnings. Rambus was another notable performer. Rambus supplies components and solutions that improve the efficiency and speed of data flows, and it was a beneficiary of increased industry spending on artificial intelligence. BWX Technologies was a prominent contributor in the industrials sector. As sole supplier of nuclear power systems to the U.S. Navy, BWX benefited from the outlook for increased military spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and industrials sectors detracted from relative performance versus the Russell 2500 Value Index. Individual detractors included petrochemical and building products supplier Westlake, which faced margin pressures due to higher commodities costs. HF Sinclair, a relative detractor in the energy sector, experienced margin pressures in its oil refining business. We exited the investment. Avantor, another detractor, supplies chemical solutions to the biopharmaceuticals industry. We sold the stock after the company missed its earnings targets. It also faced uncertainty due to government funding cuts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)	0.44%	10.62%	7.52%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 85,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$85M
Number of portfolio holdings	48
Total investment advisory fee paid	$0.6M
Portfolio turnover rate	76%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8
Asset Allocation (% of net assets)
Common Stocks	98.4
Repurchase Agreements	1.9
Other	(0.3)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000114893 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class N Shares
Trading Symbol	JVSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)	$94	0.94%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small-Mid Cap Value Fund Class N Shares returned 0.59%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2500™ Value Index, returned 10.47%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector contributed to performance relative to the Russell 2500 Value Index, aided by a position in Axis Capital Holding. The insurer experienced strong growth in premiums, renewals, and earnings. Rambus was another notable performer. Rambus supplies components and solutions that improve the efficiency and speed of data flows, and it was a beneficiary of increased industry spending on artificial intelligence. BWX Technologies was a prominent contributor in the industrials sector. As sole supplier of nuclear power systems to the U.S. Navy, BWX benefited from the outlook for increased military spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and industrials sectors detracted from relative performance versus the Russell 2500 Value Index. Individual detractors included petrochemical and building products supplier Westlake, which faced margin pressures due to higher commodities costs. HF Sinclair, a relative detractor in the energy sector, experienced margin pressures in its oil refining business. We exited the investment. Avantor, another detractor, supplies chemical solutions to the biopharmaceuticals industry. We sold the stock after the company missed its earnings targets. It also faced uncertainty due to government funding cuts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment August 4, 2017, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)	0.59%	10.74%	6.80%
Russell 3000® Index	15.30%	15.96%	13.59%
Russell 2500™ Value Index	10.47%	13.96%	7.48%

Performance Inception Date	Aug. 04, 2017
No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 85,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$85M
Number of portfolio holdings	48
Total investment advisory fee paid	$0.6M
Portfolio turnover rate	76%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8
Asset Allocation (% of net assets)
Common Stocks	98.4
Repurchase Agreements	1.9
Other	(0.3)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000107977 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class S Shares
Trading Symbol	JSVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)	$124	1.24%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small-Mid Cap Value Fund Class S Shares returned 0.26%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2500™ Value Index, returned 10.47%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector contributed to performance relative to the Russell 2500 Value Index, aided by a position in Axis Capital Holding. The insurer experienced strong growth in premiums, renewals, and earnings. Rambus was another notable performer. Rambus supplies components and solutions that improve the efficiency and speed of data flows, and it was a beneficiary of increased industry spending on artificial intelligence. BWX Technologies was a prominent contributor in the industrials sector. As sole supplier of nuclear power systems to the U.S. Navy, BWX benefited from the outlook for increased military spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and industrials sectors detracted from relative performance versus the Russell 2500 Value Index. Individual detractors included petrochemical and building products supplier Westlake, which faced margin pressures due to higher commodities costs. HF Sinclair, a relative detractor in the energy sector, experienced margin pressures in its oil refining business. We exited the investment. Avantor, another detractor, supplies chemical solutions to the biopharmaceuticals industry. We sold the stock after the company missed its earnings targets. It also faced uncertainty due to government funding cuts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)	0.26%	10.31%	7.24%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 85,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$85M
Number of portfolio holdings	48
Total investment advisory fee paid	$0.6M
Portfolio turnover rate	76%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8
Asset Allocation (% of net assets)
Common Stocks	98.4
Repurchase Agreements	1.9
Other	(0.3)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000107978 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class T Shares
Trading Symbol	JSVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)	$118	1.18%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Small-Mid Cap Value Fund Class T Shares returned 0.30%. Its broad-based benchmark, the Russell 3000® Index, returned 15.30%. Its performance benchmark, the Russell 2500™ Value Index, returned 10.47%.
TOP CONTRIBUTORS TO PERFORMANCE
Stock selection in the financials sector contributed to performance relative to the Russell 2500 Value Index, aided by a position in Axis Capital Holding. The insurer experienced strong growth in premiums, renewals, and earnings. Rambus was another notable performer. Rambus supplies components and solutions that improve the efficiency and speed of data flows, and it was a beneficiary of increased industry spending on artificial intelligence. BWX Technologies was a prominent contributor in the industrials sector. As sole supplier of nuclear power systems to the U.S. Navy, BWX benefited from the outlook for increased military spending.
TOP DETRACTORS FROM PERFORMANCE
Stock selection in the materials and industrials sectors detracted from relative performance versus the Russell 2500 Value Index. Individual detractors included petrochemical and building products supplier Westlake, which faced margin pressures due to higher commodities costs. HF Sinclair, a relative detractor in the energy sector, experienced margin pressures in its oil refining business. We exited the investment. Avantor, another detractor, supplies chemical solutions to the biopharmaceuticals industry. We sold the stock after the company missed its earnings targets. It also faced uncertainty due to government funding cuts.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)	0.30%	10.49%	7.38%
Russell 3000® Index	15.30%	15.96%	12.96%
Russell 2500™ Value Index	10.47%	13.96%	7.73%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Oct. 28, 2024
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 85,000,000
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 600,000
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$85M
Number of portfolio holdings	48
Total investment advisory fee paid	$0.6M
Portfolio turnover rate	76%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8
Asset Allocation (% of net assets)
Common Stocks	98.4
Repurchase Agreements	1.9
Other	(0.3)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
WisdomTree Investments Inc	3.3
BWX Technologies Inc	3.2
Kirby Corp	3.2
Vontier Corp	2.8
Axis Capital Holdings Ltd	2.8

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2500TM Value Index.
Effective October 28, 2024, the Fund's contractual limit on total annual operating expense changed from 0.82% to 0.74%. The cap excludes any performance adjustments to management fees, fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, including networking/omnibus/shareholder servicing fees payable by any share class, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses.

C000137958 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class A Shares
Trading Symbol	JMUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX)	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Multi-Sector Income Fund Class A Shares returned 9.03%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads broadly tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to credit spread risk was the primary contributor to performance relative to the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit, high-yield corporate bonds, and bank loans contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds, commercial mortgage-backed securities and asset-backed securities also was additive. Yield curve positioning further aided results. We were generally underweight interest rate risk, with a bias toward gaining exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX) at NAV	9.03%	3.85%	3.99%
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX) at Maximum Offering Price - 4.75%	3.90%	2.85%	3.49%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,605,000,000
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 25,600,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$5,605M
Number of portfolio holdings	972
Total investment advisory fee paid	$25.6M
Portfolio turnover rate	71%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	50.8
Corporate Bonds	31.9
Mortgage-Backed Securities	20.5
Bank Loans and Mezzanine Loans	9.3
Investment Companies	6.1
Private Preferred Equity	0.3
Common Stocks	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.1
Promissory Notes	0.0
Convertible Corporate Bonds	0.0
Other	(19.4)
Ratings Summary (% of net assets)†
Aaa	12.2
Aa	21.2
A	3.4
Baa	14.4
Ba	20.2
B	20.4
Caa	2.9
Other	(18.6)
Not Rated	23.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137959 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class C Shares
Trading Symbol	JMUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX)	$168	1.61%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Multi-Sector Income Fund Class C Shares returned 8.35%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads broadly tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to credit spread risk was the primary contributor to performance relative to the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit, high-yield corporate bonds, and bank loans contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds, commercial mortgage-backed securities and asset-backed securities also was additive. Yield curve positioning further aided results. We were generally underweight interest rate risk, with a bias toward gaining exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX) at NAV	8.35%	3.11%	3.24%
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX) with Contingent Deferred Sales Charge	7.35%*	3.11%	3.24%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,605,000,000
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 25,600,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$5,605M
Number of portfolio holdings	972
Total investment advisory fee paid	$25.6M
Portfolio turnover rate	71%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	50.8
Corporate Bonds	31.9
Mortgage-Backed Securities	20.5
Bank Loans and Mezzanine Loans	9.3
Investment Companies	6.1
Private Preferred Equity	0.3
Common Stocks	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.1
Promissory Notes	0.0
Convertible Corporate Bonds	0.0
Other	(19.4)
Ratings Summary (% of net assets)†
Aaa	12.2
Aa	21.2
A	3.4
Baa	14.4
Ba	20.2
B	20.4
Caa	2.9
Other	(18.6)
Not Rated	23.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137960 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class D Shares
Trading Symbol	JMUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)	$72	0.69%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Multi-Sector Income Fund Class D Shares returned 9.34%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads broadly tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to credit spread risk was the primary contributor to performance relative to the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit, high-yield corporate bonds, and bank loans contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds, commercial mortgage-backed securities and asset-backed securities also was additive. Yield curve positioning further aided results. We were generally underweight interest rate risk, with a bias toward gaining exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)	9.34%	4.05%	4.18%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 5,605,000,000
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 25,600,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$5,605M
Number of portfolio holdings	972
Total investment advisory fee paid	$25.6M
Portfolio turnover rate	71%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	50.8
Corporate Bonds	31.9
Mortgage-Backed Securities	20.5
Bank Loans and Mezzanine Loans	9.3
Investment Companies	6.1
Private Preferred Equity	0.3
Common Stocks	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.1
Promissory Notes	0.0
Convertible Corporate Bonds	0.0
Other	(19.4)
Ratings Summary (% of net assets)†
Aaa	12.2
Aa	21.2
A	3.4
Baa	14.4
Ba	20.2
B	20.4
Caa	2.9
Other	(18.6)
Not Rated	23.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137961 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class I Shares
Trading Symbol	JMUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Multi-Sector Income Fund Class I Shares returned 9.26%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads broadly tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to credit spread risk was the primary contributor to performance relative to the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit, high-yield corporate bonds, and bank loans contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds, commercial mortgage-backed securities and asset-backed securities also was additive. Yield curve positioning further aided results. We were generally underweight interest rate risk, with a bias toward gaining exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)	9.26%	4.07%	4.24%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,605,000,000
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 25,600,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$5,605M
Number of portfolio holdings	972
Total investment advisory fee paid	$25.6M
Portfolio turnover rate	71%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	50.8
Corporate Bonds	31.9
Mortgage-Backed Securities	20.5
Bank Loans and Mezzanine Loans	9.3
Investment Companies	6.1
Private Preferred Equity	0.3
Common Stocks	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.1
Promissory Notes	0.0
Convertible Corporate Bonds	0.0
Other	(19.4)
Ratings Summary (% of net assets)†
Aaa	12.2
Aa	21.2
A	3.4
Baa	14.4
Ba	20.2
B	20.4
Caa	2.9
Other	(18.6)
Not Rated	23.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137962 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class N Shares
Trading Symbol	JMTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Multi-Sector Income Fund Class N Shares returned 9.49%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads broadly tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to credit spread risk was the primary contributor to performance relative to the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit, high-yield corporate bonds, and bank loans contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds, commercial mortgage-backed securities and asset-backed securities also was additive. Yield curve positioning further aided results. We were generally underweight interest rate risk, with a bias toward gaining exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)	9.49%	4.21%	4.32%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,605,000,000
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 25,600,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$5,605M
Number of portfolio holdings	972
Total investment advisory fee paid	$25.6M
Portfolio turnover rate	71%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	50.8
Corporate Bonds	31.9
Mortgage-Backed Securities	20.5
Bank Loans and Mezzanine Loans	9.3
Investment Companies	6.1
Private Preferred Equity	0.3
Common Stocks	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.1
Promissory Notes	0.0
Convertible Corporate Bonds	0.0
Other	(19.4)
Ratings Summary (% of net assets)†
Aaa	12.2
Aa	21.2
A	3.4
Baa	14.4
Ba	20.2
B	20.4
Caa	2.9
Other	(18.6)
Not Rated	23.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137963 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class S Shares
Trading Symbol	JMUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)	$117	1.12%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Multi-Sector Income Fund Class S Shares returned 8.76%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads broadly tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to credit spread risk was the primary contributor to performance relative to the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit, high-yield corporate bonds, and bank loans contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds, commercial mortgage-backed securities and asset-backed securities also was additive. Yield curve positioning further aided results. We were generally underweight interest rate risk, with a bias toward gaining exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)	8.76%	3.67%	3.91%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,605,000,000
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 25,600,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$5,605M
Number of portfolio holdings	972
Total investment advisory fee paid	$25.6M
Portfolio turnover rate	71%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	50.8
Corporate Bonds	31.9
Mortgage-Backed Securities	20.5
Bank Loans and Mezzanine Loans	9.3
Investment Companies	6.1
Private Preferred Equity	0.3
Common Stocks	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.1
Promissory Notes	0.0
Convertible Corporate Bonds	0.0
Other	(19.4)
Ratings Summary (% of net assets)†
Aaa	12.2
Aa	21.2
A	3.4
Baa	14.4
Ba	20.2
B	20.4
Caa	2.9
Other	(18.6)
Not Rated	23.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137964 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class T Shares
Trading Symbol	JMUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Multi-Sector Income Fund Class T Shares returned 9.10%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%.
TOP CONTRIBUTORS TO PERFORMANCE
As spreads broadly tightened during the period against the backdrop of cooling inflation, robust economic growth, and a strong labor market, our overweight allocation to credit spread risk was the primary contributor to performance relative to the Bloomberg U.S. Aggregate Bond Index. Specifically, our overweight allocations to securitized credit, high-yield corporate bonds, and bank loans contributed, as did an underweight allocation to U.S. Treasuries. Security selection within investment-grade corporate bonds, commercial mortgage-backed securities and asset-backed securities also was additive. Yield curve positioning further aided results. We were generally underweight interest rate risk, with a bias toward gaining exposure at the short end of the yield curve in anticipation of a rally in short-term yields amid the Federal Reserve’s rate cutting cycle.
TOP DETRACTORS FROM PERFORMANCE
Security selection within agency mortgage-backed securities (MBS) was the most notable detractor. While MBS spreads narrowed during the period, our overweight exposure to higher-coupon bonds relative to the benchmark index detracted. We continue to focus on bonds with attractive coupons and on borrower stories within specified mortgage pools, as we seek to acquire mortgages offering compelling yields without elevated levels of prepayment risk. Agency MBS continue to offer attractive nominal yields, while recently they have also exhibited their diversification benefits by way of low or negative correlation to equities and negative rate-spread correlation. Taken together, we consider the combination of diversification benefits and attractive nominal yields essential to managing portfolios through the evolving economic landscape.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)	9.10%	3.94%	4.07%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 5,605,000,000
Holdings Count | Holding	972
Advisory Fees Paid, Amount	$ 25,600,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$5,605M
Number of portfolio holdings	972
Total investment advisory fee paid	$25.6M
Portfolio turnover rate	71%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	50.8
Corporate Bonds	31.9
Mortgage-Backed Securities	20.5
Bank Loans and Mezzanine Loans	9.3
Investment Companies	6.1
Private Preferred Equity	0.3
Common Stocks	0.3
Investments Purchased with Cash Collateral from Securities Lending	0.1
Preferred Stocks	0.1
Promissory Notes	0.0
Convertible Corporate Bonds	0.0
Other	(19.4)
Ratings Summary (% of net assets)†
Aaa	12.2
Aa	21.2
A	3.4
Baa	14.4
Ba	20.2
B	20.4
Caa	2.9
Other	(18.6)
Not Rated	23.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137972 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class A Shares
Trading Symbol	JUCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX)	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Absolute Return Income Opportunities Fund Class A Shares returned 6.33%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 4.68%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
TOP DETRACTORS FROM PERFORMANCE
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX) at NAV	6.33%	2.83%	2.15%
Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX) at Maximum Offering Price - 4.75%	1.30%	1.83%	1.66%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	4.68%	2.76%	1.98%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 50,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$50M
Number of portfolio holdings	155
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	72%
Weighted average maturity	3.0 Years
Effective duration	1.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	71.3
Asset-Backed/Commercial Mortgage-Backed Securities	25.6
Commercial Paper	3.2
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	(0.1)
Ratings Summary (% of net assets)†
Aaa	4.7
Aa	1.8
A	18.8
Baa	55.6
Ba	15.5
B	0.4
Not Rated	1.0
Other	2.2
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137973 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class C Shares
Trading Symbol	JUCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX)	$172	1.67%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Absolute Return Income Opportunities Fund Class C Shares returned 5.70%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 4.68%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
TOP DETRACTORS FROM PERFORMANCE
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX) at NAV	5.70%	2.12%	1.42%
Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX) with Contingent Deferred Sales Charge	4.70%*	2.12%	1.42%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	4.68%	2.76%	1.98%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 50,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$50M
Number of portfolio holdings	155
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	72%
Weighted average maturity	3.0 Years
Effective duration	1.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	71.3
Asset-Backed/Commercial Mortgage-Backed Securities	25.6
Commercial Paper	3.2
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	(0.1)
Ratings Summary (% of net assets)†
Aaa	4.7
Aa	1.8
A	18.8
Baa	55.6
Ba	15.5
B	0.4
Not Rated	1.0
Other	2.2
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137974 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class D Shares
Trading Symbol	JUCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class D Shares/JUCDX)	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Absolute Return Income Opportunities Fund Class D Shares returned 6.67%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 4.68%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
TOP DETRACTORS FROM PERFORMANCE
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class D Shares/JUCDX)	6.67%	3.05%	2.29%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	4.68%	2.76%	1.98%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 50,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$50M
Number of portfolio holdings	155
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	72%
Weighted average maturity	3.0 Years
Effective duration	1.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	71.3
Asset-Backed/Commercial Mortgage-Backed Securities	25.6
Commercial Paper	3.2
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	(0.1)
Ratings Summary (% of net assets)†
Aaa	4.7
Aa	1.8
A	18.8
Baa	55.6
Ba	15.5
B	0.4
Not Rated	1.0
Other	2.2
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137975 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class I Shares
Trading Symbol	JUCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class I Shares/JUCIX)	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Absolute Return Income Opportunities Fund Class I Shares returned 6.69%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 4.68%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
TOP DETRACTORS FROM PERFORMANCE
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class I Shares/JUCIX)	6.69%	3.09%	2.40%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	4.68%	2.76%	1.98%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 50,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$50M
Number of portfolio holdings	155
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	72%
Weighted average maturity	3.0 Years
Effective duration	1.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	71.3
Asset-Backed/Commercial Mortgage-Backed Securities	25.6
Commercial Paper	3.2
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	(0.1)
Ratings Summary (% of net assets)†
Aaa	4.7
Aa	1.8
A	18.8
Baa	55.6
Ba	15.5
B	0.4
Not Rated	1.0
Other	2.2
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137976 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class N Shares
Trading Symbol	JUCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class N Shares/JUCNX)	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Absolute Return Income Opportunities Fund Class N Shares returned 6.80%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 4.68%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
TOP DETRACTORS FROM PERFORMANCE
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class N Shares/JUCNX)	6.80%	3.15%	2.46%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	4.68%	2.76%	1.98%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 50,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$50M
Number of portfolio holdings	155
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	72%
Weighted average maturity	3.0 Years
Effective duration	1.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	71.3
Asset-Backed/Commercial Mortgage-Backed Securities	25.6
Commercial Paper	3.2
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	(0.1)
Ratings Summary (% of net assets)†
Aaa	4.7
Aa	1.8
A	18.8
Baa	55.6
Ba	15.5
B	0.4
Not Rated	1.0
Other	2.2
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000151361 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class R Shares
Trading Symbol	JUCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class R Shares/JUCRX)	$142	1.38%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Absolute Return Income Opportunities Fund Class R Shares returned 6.00%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 4.68%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
TOP DETRACTORS FROM PERFORMANCE
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class R Shares/JUCRX)	6.00%	2.40%	1.71%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	4.68%	2.76%	1.98%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 50,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$50M
Number of portfolio holdings	155
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	72%
Weighted average maturity	3.0 Years
Effective duration	1.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	71.3
Asset-Backed/Commercial Mortgage-Backed Securities	25.6
Commercial Paper	3.2
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	(0.1)
Ratings Summary (% of net assets)†
Aaa	4.7
Aa	1.8
A	18.8
Baa	55.6
Ba	15.5
B	0.4
Not Rated	1.0
Other	2.2
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137977 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class S Shares
Trading Symbol	JUCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class S Shares/JUCSX)	$117	1.13%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Absolute Return Income Opportunities Fund Class S Shares returned 6.27%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 4.68%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
TOP DETRACTORS FROM PERFORMANCE
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class S Shares/JUCSX)	6.27%	2.65%	1.95%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	4.68%	2.76%	1.98%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 50,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$50M
Number of portfolio holdings	155
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	72%
Weighted average maturity	3.0 Years
Effective duration	1.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	71.3
Asset-Backed/Commercial Mortgage-Backed Securities	25.6
Commercial Paper	3.2
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	(0.1)
Ratings Summary (% of net assets)†
Aaa	4.7
Aa	1.8
A	18.8
Baa	55.6
Ba	15.5
B	0.4
Not Rated	1.0
Other	2.2
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137978 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class T Shares
Trading Symbol	JUCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class T Shares/JUCTX)	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Absolute Return Income Opportunities Fund Class T Shares returned 6.56%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 6.08%. Its performance benchmark, the ICE BofA U.S. 3-Month Treasury Bill Total Return Index, returned 4.68%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
TOP DETRACTORS FROM PERFORMANCE
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class T Shares/JUCTX)	6.56%	2.95%	2.23%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
ICE BofA U.S. 3-Month Treasury Bill Total Return Index	4.68%	2.76%	1.98%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 50,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$50M
Number of portfolio holdings	155
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	72%
Weighted average maturity	3.0 Years
Effective duration	1.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	71.3
Asset-Backed/Commercial Mortgage-Backed Securities	25.6
Commercial Paper	3.2
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	(0.1)
Ratings Summary (% of net assets)†
Aaa	4.7
Aa	1.8
A	18.8
Baa	55.6
Ba	15.5
B	0.4
Not Rated	1.0
Other	2.2
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183913 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class A Shares
Trading Symbol	HFAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX)	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Developed World Bond Fund Class A Shares returned 6.66%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 7.01%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund increased its credit exposure over the period, and this was beneficial for performance relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. Holdings in agency mortgage-backed securities (MBS) and the higher-quality segment of high-yield bonds also contributed to returns.
TOP DETRACTORS FROM PERFORMANCE
The Fund's long duration (or higher interest rate risk) positioning detracted from returns relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. The Fund fared less well as government bond yields generally moved higher (prices moved lower, reflecting their inverse relationship) over the period under review, with the overweight position in European duration (Germany) a detractor. The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk, forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar, and index credit derivatives to manage credit risk; In aggregate, the use of derivatives detracted for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX) at NAV	6.66%	(0.76)%	2.18%
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX) at Maximum Offering Price - 4.75%	1.57%	(1.73)%	1.68%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Bloomberg Global Aggregate Credit Index (USD Hedged)	7.01%	0.63%	2.88%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 630,000,000
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$630M
Number of portfolio holdings	222
Total investment advisory fee paid	$3.2M
Portfolio turnover rate	84%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	62.7
Foreign Government Bonds	13.6
Bank Loans and Mezzanine Loans	9.0
Asset-Backed/Commercial Mortgage-Backed Securities	6.6
Mortgage-Backed Securities	4.9
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.1
Ratings Summary (% of net assets)†
Aaa	17.1
Aa	9.7
A	13.2
Baa	25.1
Ba	18.3
B	11.6
Caa	0.5
Other	2.5
Not Rated	2.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183914 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class C Shares
Trading Symbol	HFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX)	$159	1.54%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Developed World Bond Fund Class C Shares returned 5.92%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 7.01%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund increased its credit exposure over the period, and this was beneficial for performance relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. Holdings in agency mortgage-backed securities (MBS) and the higher-quality segment of high-yield bonds also contributed to returns.
TOP DETRACTORS FROM PERFORMANCE
The Fund's long duration (or higher interest rate risk) positioning detracted from returns relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. The Fund fared less well as government bond yields generally moved higher (prices moved lower, reflecting their inverse relationship) over the period under review, with the overweight position in European duration (Germany) a detractor. The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk, forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar, and index credit derivatives to manage credit risk; In aggregate, the use of derivatives detracted for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX) at NAV	5.92%	(1.47)%	1.44%
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX) with Contingent Deferred Sales Charge	4.92%*	(1.47)%	1.44%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Bloomberg Global Aggregate Credit Index (USD Hedged)	7.01%	0.63%	2.88%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 630,000,000
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$630M
Number of portfolio holdings	222
Total investment advisory fee paid	$3.2M
Portfolio turnover rate	84%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	62.7
Foreign Government Bonds	13.6
Bank Loans and Mezzanine Loans	9.0
Asset-Backed/Commercial Mortgage-Backed Securities	6.6
Mortgage-Backed Securities	4.9
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.1
Ratings Summary (% of net assets)†
Aaa	17.1
Aa	9.7
A	13.2
Baa	25.1
Ba	18.3
B	11.6
Caa	0.5
Other	2.5
Not Rated	2.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183915 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class D Shares
Trading Symbol	HFADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Developed World Bond Fund Class D Shares returned 6.84%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 7.01%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund increased its credit exposure over the period, and this was beneficial for performance relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. Holdings in agency mortgage-backed securities (MBS) and the higher-quality segment of high-yield bonds also contributed to returns.
TOP DETRACTORS FROM PERFORMANCE
The Fund's long duration (or higher interest rate risk) positioning detracted from returns relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. The Fund fared less well as government bond yields generally moved higher (prices moved lower, reflecting their inverse relationship) over the period under review, with the overweight position in European duration (Germany) a detractor. The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk, forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar, and index credit derivatives to manage credit risk; In aggregate, the use of derivatives detracted for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)	6.84%	(0.63)%	2.30%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Bloomberg Global Aggregate Credit Index (USD Hedged)	7.01%	0.63%	2.88%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 630,000,000
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$630M
Number of portfolio holdings	222
Total investment advisory fee paid	$3.2M
Portfolio turnover rate	84%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	62.7
Foreign Government Bonds	13.6
Bank Loans and Mezzanine Loans	9.0
Asset-Backed/Commercial Mortgage-Backed Securities	6.6
Mortgage-Backed Securities	4.9
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.1
Ratings Summary (% of net assets)†
Aaa	17.1
Aa	9.7
A	13.2
Baa	25.1
Ba	18.3
B	11.6
Caa	0.5
Other	2.5
Not Rated	2.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183916 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class I Shares
Trading Symbol	HFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Developed World Bond Fund Class I Shares returned 6.96%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 7.01%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund increased its credit exposure over the period, and this was beneficial for performance relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. Holdings in agency mortgage-backed securities (MBS) and the higher-quality segment of high-yield bonds also contributed to returns.
TOP DETRACTORS FROM PERFORMANCE
The Fund's long duration (or higher interest rate risk) positioning detracted from returns relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. The Fund fared less well as government bond yields generally moved higher (prices moved lower, reflecting their inverse relationship) over the period under review, with the overweight position in European duration (Germany) a detractor. The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk, forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar, and index credit derivatives to manage credit risk; In aggregate, the use of derivatives detracted for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)	6.96%	(0.54)%	2.43%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Bloomberg Global Aggregate Credit Index (USD Hedged)	7.01%	0.63%	2.88%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 630,000,000
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$630M
Number of portfolio holdings	222
Total investment advisory fee paid	$3.2M
Portfolio turnover rate	84%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	62.7
Foreign Government Bonds	13.6
Bank Loans and Mezzanine Loans	9.0
Asset-Backed/Commercial Mortgage-Backed Securities	6.6
Mortgage-Backed Securities	4.9
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.1
Ratings Summary (% of net assets)†
Aaa	17.1
Aa	9.7
A	13.2
Baa	25.1
Ba	18.3
B	11.6
Caa	0.5
Other	2.5
Not Rated	2.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183917 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class N Shares
Trading Symbol	HFARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Developed World Bond Fund Class N Shares returned 6.83%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 7.01%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund increased its credit exposure over the period, and this was beneficial for performance relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. Holdings in agency mortgage-backed securities (MBS) and the higher-quality segment of high-yield bonds also contributed to returns.
TOP DETRACTORS FROM PERFORMANCE
The Fund's long duration (or higher interest rate risk) positioning detracted from returns relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. The Fund fared less well as government bond yields generally moved higher (prices moved lower, reflecting their inverse relationship) over the period under review, with the overweight position in European duration (Germany) a detractor. The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk, forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar, and index credit derivatives to manage credit risk; In aggregate, the use of derivatives detracted for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)	6.83%	(0.53)%	2.44%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Bloomberg Global Aggregate Credit Index (USD Hedged)	7.01%	0.63%	2.88%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 630,000,000
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$630M
Number of portfolio holdings	222
Total investment advisory fee paid	$3.2M
Portfolio turnover rate	84%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	62.7
Foreign Government Bonds	13.6
Bank Loans and Mezzanine Loans	9.0
Asset-Backed/Commercial Mortgage-Backed Securities	6.6
Mortgage-Backed Securities	4.9
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.1
Ratings Summary (% of net assets)†
Aaa	17.1
Aa	9.7
A	13.2
Baa	25.1
Ba	18.3
B	11.6
Caa	0.5
Other	2.5
Not Rated	2.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183919 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class S Shares
Trading Symbol	HFASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)	$110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Developed World Bond Fund Class S Shares returned 6.28%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 7.01%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund increased its credit exposure over the period, and this was beneficial for performance relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. Holdings in agency mortgage-backed securities (MBS) and the higher-quality segment of high-yield bonds also contributed to returns.
TOP DETRACTORS FROM PERFORMANCE
The Fund's long duration (or higher interest rate risk) positioning detracted from returns relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. The Fund fared less well as government bond yields generally moved higher (prices moved lower, reflecting their inverse relationship) over the period under review, with the overweight position in European duration (Germany) a detractor. The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk, forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar, and index credit derivatives to manage credit risk; In aggregate, the use of derivatives detracted for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)	6.28%	(1.01)%	1.98%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Bloomberg Global Aggregate Credit Index (USD Hedged)	7.01%	0.63%	2.88%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 630,000,000
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$630M
Number of portfolio holdings	222
Total investment advisory fee paid	$3.2M
Portfolio turnover rate	84%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	62.7
Foreign Government Bonds	13.6
Bank Loans and Mezzanine Loans	9.0
Asset-Backed/Commercial Mortgage-Backed Securities	6.6
Mortgage-Backed Securities	4.9
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.1
Ratings Summary (% of net assets)†
Aaa	17.1
Aa	9.7
A	13.2
Baa	25.1
Ba	18.3
B	11.6
Caa	0.5
Other	2.5
Not Rated	2.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183920 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class T Shares
Trading Symbol	HFATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson Developed World Bond Fund Class T Shares returned 6.70%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 8.91%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 7.01%.
TOP CONTRIBUTORS TO PERFORMANCE
The Fund increased its credit exposure over the period, and this was beneficial for performance relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. Holdings in agency mortgage-backed securities (MBS) and the higher-quality segment of high-yield bonds also contributed to returns.
TOP DETRACTORS FROM PERFORMANCE
The Fund's long duration (or higher interest rate risk) positioning detracted from returns relative to the Bloomberg Barclays Global Agg Credit USD Hedged Index. The Fund fared less well as government bond yields generally moved higher (prices moved lower, reflecting their inverse relationship) over the period under review, with the overweight position in European duration (Germany) a detractor. The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk, forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar, and index credit derivatives to manage credit risk; In aggregate, the use of derivatives detracted for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)	6.70%	(0.77)%	2.20%
Bloomberg Global Aggregate Bond Index	8.91%	(1.16)%	1.17%
Bloomberg Global Aggregate Credit Index (USD Hedged)	7.01%	0.63%	2.88%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 630,000,000
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 3,200,000
Investment Company Portfolio Turnover	84.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$630M
Number of portfolio holdings	222
Total investment advisory fee paid	$3.2M
Portfolio turnover rate	84%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	62.7
Foreign Government Bonds	13.6
Bank Loans and Mezzanine Loans	9.0
Asset-Backed/Commercial Mortgage-Backed Securities	6.6
Mortgage-Backed Securities	4.9
Investment Companies	3.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	0.1
Ratings Summary (% of net assets)†
Aaa	17.1
Aa	9.7
A	13.2
Baa	25.1
Ba	18.3
B	11.6
Caa	0.5
Other	2.5
Not Rated	2.0
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183943 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund (Formerly Janus Henderson Responsible International Dividend Fund)
Class Name	Class A Shares
Trading Symbol	HDAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson International Dividend Fund, formerly Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class A Shares/HDAVX)	$128	1.17%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson International Dividend Fund Class A Shares returned 18.78%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 18.70%.
TOP CONTRIBUTORS TO PERFORMANCE
European banks benefited from a favorable interest rate environment, with the Fund’s positions in NatWest, BNP Paribas and Nordea contributing to relative performance versus its benchmark, the MSCI World ex USA Index. The position in security and commodity exchange Hong Kong Exchange also contributed to relative performance, as its shares rallied as trading volumes in the Chinese market recovered. It was further supported earlier in the period by stimulus announcements by the Chinese government. Elsewhere, technology firm Oracle contributed to relative returns after it released positive earnings, supported by solid AI-related spending and continued investor enthusiasm, following the sell-off at the start of 2025.
TOP DETRACTORS FROM PERFORMANCE
South Korean technology firm Samsung Electronics detracted relative to the performance benchmark, as its share price fell after the company delayed the release of a new semiconductor chip, leading to investor fears that it had missed the AI product cycle. However, we remain confident the company can recover and believe the stock is attractively valued at current levels. Paper mill company UPM and pharmaceutical firm Merck were other relative detractors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson International Dividend Fund (Class A Shares/HDAVX) at NAV	18.78%	12.69%	7.96%
Janus Henderson International Dividend Fund (Class A Shares/HDAVX) at Maximum Offering Price - 5.75%	11.94%	11.37%	7.41%
MSCI World ex-USA Index SM	18.70%	11.51%	6.65%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 24, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 232,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$232M
Number of portfolio holdings	43
Total investment advisory fee paid	$1.1M
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0
Asset Allocation (% of net assets)
Common Stocks	92.8
Investment Companies	3.8
Preferred Stocks	2.5
Other	0.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful. In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.

Material Fund Change Name [Text Block]	In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.
Material Fund Change Strategies [Text Block]	Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk.
C000183944 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund (Formerly Janus Henderson Responsible International Dividend Fund)
Class Name	Class C Shares
Trading Symbol	HDCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson International Dividend Fund, formerly Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class C Shares/HDCVX)	$205	1.88%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson International Dividend Fund Class C Shares returned 17.89%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 18.70%.
TOP CONTRIBUTORS TO PERFORMANCE
European banks benefited from a favorable interest rate environment, with the Fund’s positions in NatWest, BNP Paribas and Nordea contributing to relative performance versus its benchmark, the MSCI World ex USA Index. The position in security and commodity exchange Hong Kong Exchange also contributed to relative performance, as its shares rallied as trading volumes in the Chinese market recovered. It was further supported earlier in the period by stimulus announcements by the Chinese government. Elsewhere, technology firm Oracle contributed to relative returns after it released positive earnings, supported by solid AI-related spending and continued investor enthusiasm, following the sell-off at the start of 2025.
TOP DETRACTORS FROM PERFORMANCE
South Korean technology firm Samsung Electronics detracted relative to the performance benchmark, as its share price fell after the company delayed the release of a new semiconductor chip, leading to investor fears that it had missed the AI product cycle. However, we remain confident the company can recover and believe the stock is attractively valued at current levels. Paper mill company UPM and pharmaceutical firm Merck were other relative detractors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson International Dividend Fund (Class C Shares/HDCVX) at NAV	17.89%	11.89%	7.15%
Janus Henderson International Dividend Fund (Class C Shares/HDCVX) with Contingent Deferred Sales Charge	16.89%*	11.89%	7.15%
MSCI World ex-USA Index SM	18.70%	11.51%	6.65%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 24, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 232,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$232M
Number of portfolio holdings	43
Total investment advisory fee paid	$1.1M
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0
Asset Allocation (% of net assets)
Common Stocks	92.8
Investment Companies	3.8
Preferred Stocks	2.5
Other	0.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful. In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.

Material Fund Change Name [Text Block]	In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.
Material Fund Change Strategies [Text Block]	Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk.
C000183945 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund (Formerly Janus Henderson Responsible International Dividend Fund)
Class Name	Class D Shares
Trading Symbol	HDDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson International Dividend Fund , formerly Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class D Shares/HDDVX)	$106	0.97%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson International Dividend Fund Class D Shares returned 19.00%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 18.70%.
TOP CONTRIBUTORS TO PERFORMANCE
European banks benefited from a favorable interest rate environment, with the Fund’s positions in NatWest, BNP Paribas and Nordea contributing to relative performance versus its benchmark, the MSCI World ex USA Index. The position in security and commodity exchange Hong Kong Exchange also contributed to relative performance, as its shares rallied as trading volumes in the Chinese market recovered. It was further supported earlier in the period by stimulus announcements by the Chinese government. Elsewhere, technology firm Oracle contributed to relative returns after it released positive earnings, supported by solid AI-related spending and continued investor enthusiasm, following the sell-off at the start of 2025.
TOP DETRACTORS FROM PERFORMANCE
South Korean technology firm Samsung Electronics detracted relative to the performance benchmark, as its share price fell after the company delayed the release of a new semiconductor chip, leading to investor fears that it had missed the AI product cycle. However, we remain confident the company can recover and believe the stock is attractively valued at current levels. Paper mill company UPM and pharmaceutical firm Merck were other relative detractors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson International Dividend Fund (Class D Shares/HDDVX)	19.00%	12.89%	8.13%
MSCI World ex-USA Index SM	18.70%	11.51%	6.65%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 24, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 232,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$232M
Number of portfolio holdings	43
Total investment advisory fee paid	$1.1M
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0
Asset Allocation (% of net assets)
Common Stocks	92.8
Investment Companies	3.8
Preferred Stocks	2.5
Other	0.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful. In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.

Material Fund Change Name [Text Block]	In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.
Material Fund Change Strategies [Text Block]	Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk.
C000183946 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund (Formerly Janus Henderson Responsible International Dividend Fund)
Class Name	Class I Shares
Trading Symbol	HDIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson International Dividend Fund, formerly Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class I Shares/HDIVX)	$103	0.94%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson International Dividend Fund Class I Shares returned 19.05%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 18.70%.
TOP CONTRIBUTORS TO PERFORMANCE
European banks benefited from a favorable interest rate environment, with the Fund’s positions in NatWest, BNP Paribas and Nordea contributing to relative performance versus its benchmark, the MSCI World ex USA Index. The position in security and commodity exchange Hong Kong Exchange also contributed to relative performance, as its shares rallied as trading volumes in the Chinese market recovered. It was further supported earlier in the period by stimulus announcements by the Chinese government. Elsewhere, technology firm Oracle contributed to relative returns after it released positive earnings, supported by solid AI-related spending and continued investor enthusiasm, following the sell-off at the start of 2025.
TOP DETRACTORS FROM PERFORMANCE
South Korean technology firm Samsung Electronics detracted relative to the performance benchmark, as its share price fell after the company delayed the release of a new semiconductor chip, leading to investor fears that it had missed the AI product cycle. However, we remain confident the company can recover and believe the stock is attractively valued at current levels. Paper mill company UPM and pharmaceutical firm Merck were other relative detractors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson International Dividend Fund (Class I Shares/HDIVX)	19.05%	12.96%	8.21%
MSCI World ex-USA Index SM	18.70%	11.51%	6.65%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 24, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 232,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$232M
Number of portfolio holdings	43
Total investment advisory fee paid	$1.1M
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0
Asset Allocation (% of net assets)
Common Stocks	92.8
Investment Companies	3.8
Preferred Stocks	2.5
Other	0.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful. In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.

Material Fund Change Name [Text Block]	In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.
Material Fund Change Strategies [Text Block]	Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk.
C000183947 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund (Formerly Janus Henderson Responsible International Dividend Fund)
Class Name	Class N Shares
Trading Symbol	HDRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson International Dividend Fund, formerly Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class N Shares/HDRVX)	$92	0.84%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson International Dividend Fund Class N Shares returned 19.12%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 18.70%.
TOP CONTRIBUTORS TO PERFORMANCE
European banks benefited from a favorable interest rate environment, with the Fund’s positions in NatWest, BNP Paribas and Nordea contributing to relative performance versus its benchmark, the MSCI World ex USA Index. The position in security and commodity exchange Hong Kong Exchange also contributed to relative performance, as its shares rallied as trading volumes in the Chinese market recovered. It was further supported earlier in the period by stimulus announcements by the Chinese government. Elsewhere, technology firm Oracle contributed to relative returns after it released positive earnings, supported by solid AI-related spending and continued investor enthusiasm, following the sell-off at the start of 2025.
TOP DETRACTORS FROM PERFORMANCE
South Korean technology firm Samsung Electronics detracted relative to the performance benchmark, as its share price fell after the company delayed the release of a new semiconductor chip, leading to investor fears that it had missed the AI product cycle. However, we remain confident the company can recover and believe the stock is attractively valued at current levels. Paper mill company UPM and pharmaceutical firm Merck were other relative detractors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson International Dividend Fund (Class N Shares/HDRVX)	19.12%	13.03%	8.24%
MSCI World ex-USA Index SM	18.70%	11.51%	6.65%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 24, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 232,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$232M
Number of portfolio holdings	43
Total investment advisory fee paid	$1.1M
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0
Asset Allocation (% of net assets)
Common Stocks	92.8
Investment Companies	3.8
Preferred Stocks	2.5
Other	0.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful. In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.

Material Fund Change Name [Text Block]	In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.
Material Fund Change Strategies [Text Block]	Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk.
C000183949 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund (Formerly Janus Henderson Responsible International Dividend Fund)
Class Name	Class S Shares
Trading Symbol	HDQVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson International Dividend Fund, formerly Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class S Shares/HDQVX)	$124	1.13%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson International Dividend Fund Class S Shares returned 18.83%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 18.70%.
TOP CONTRIBUTORS TO PERFORMANCE
European banks benefited from a favorable interest rate environment, with the Fund’s positions in NatWest, BNP Paribas and Nordea contributing to relative performance versus its benchmark, the MSCI World ex USA Index. The position in security and commodity exchange Hong Kong Exchange also contributed to relative performance, as its shares rallied as trading volumes in the Chinese market recovered. It was further supported earlier in the period by stimulus announcements by the Chinese government. Elsewhere, technology firm Oracle contributed to relative returns after it released positive earnings, supported by solid AI-related spending and continued investor enthusiasm, following the sell-off at the start of 2025.
TOP DETRACTORS FROM PERFORMANCE
South Korean technology firm Samsung Electronics detracted relative to the performance benchmark, as its share price fell after the company delayed the release of a new semiconductor chip, leading to investor fears that it had missed the AI product cycle. However, we remain confident the company can recover and believe the stock is attractively valued at current levels. Paper mill company UPM and pharmaceutical firm Merck were other relative detractors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson International Dividend Fund (Class S Shares/HDQVX)	18.83%	12.88%	8.01%
MSCI World ex-USA Index SM	18.70%	11.51%	6.65%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 24, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 232,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$232M
Number of portfolio holdings	43
Total investment advisory fee paid	$1.1M
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0
Asset Allocation (% of net assets)
Common Stocks	92.8
Investment Companies	3.8
Preferred Stocks	2.5
Other	0.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful. In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.

Material Fund Change Name [Text Block]	In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.
Material Fund Change Strategies [Text Block]	Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk.
C000183950 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund (Formerly Janus Henderson Responsible International Dividend Fund)
Class Name	Class T Shares
Trading Symbol	HDTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson International Dividend Fund, formerly Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class T Shares/HDTVX)	$119	1.09%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2025, the Janus Henderson International Dividend Fund Class T Shares returned 18.89%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 18.70%.
TOP CONTRIBUTORS TO PERFORMANCE
European banks benefited from a favorable interest rate environment, with the Fund’s positions in NatWest, BNP Paribas and Nordea contributing to relative performance versus its benchmark, the MSCI World ex USA Index. The position in security and commodity exchange Hong Kong Exchange also contributed to relative performance, as its shares rallied as trading volumes in the Chinese market recovered. It was further supported earlier in the period by stimulus announcements by the Chinese government. Elsewhere, technology firm Oracle contributed to relative returns after it released positive earnings, supported by solid AI-related spending and continued investor enthusiasm, following the sell-off at the start of 2025.
TOP DETRACTORS FROM PERFORMANCE
South Korean technology firm Samsung Electronics detracted relative to the performance benchmark, as its share price fell after the company delayed the release of a new semiconductor chip, leading to investor fears that it had missed the AI product cycle. However, we remain confident the company can recover and believe the stock is attractively valued at current levels. Paper mill company UPM and pharmaceutical firm Merck were other relative detractors.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2015, through June 30, 2025
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson International Dividend Fund (Class T Shares/HDTVX)	18.89%	12.76%	8.02%
MSCI World ex-USA Index SM	18.70%	11.51%	6.65%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 24, 2025
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 232,000,000
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$232M
Number of portfolio holdings	43
Total investment advisory fee paid	$1.1M
Portfolio turnover rate	50%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0
Asset Allocation (% of net assets)
Common Stocks	92.8
Investment Companies	3.8
Preferred Stocks	2.5
Other	0.9
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.9
RELX PLC	3.7
Tokyo Electron Ltd	3.2
National Grid PLC	3.0
Coca-Cola European Partners PLC	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2024.
Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful. In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk. In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.

Material Fund Change Name [Text Block]	In addition, in connection with the Fund’s repositioning, the name of the Fund changed from Janus Henderson Responsible International Dividend Fund to Janus Henderson International Dividend Fund.
Material Fund Change Strategies [Text Block]	Effective June 24, 2025, the Fund’s principal investment strategies changed to reflect that the portfolio management’s investment approach will no longer seek to avoid certain companies and industries that, based on the results of broad-based negative screens, are directly associated with business activities and behaviors that may be environmentally and/or socially harmful.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund’s principal investment risks were revised to include the following risk factor: ESG Integration Risk and the following risk factor was removed from the Fund’s principal investment risks: ESG Investment Risk.

[1]	Period from December 9, 2024 (inception date) through June 30, 2025 for Class I shares.
[2]	Annualized for periods of less than one full year.
[3]	Period from October 18, 2024 (inception date) through June 30, 2025 for Class N shares.
[4]	Annualized for periods of less than one full year.